FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number: 811-6155 "American National Investment Accounts, Inc." (Exact name of registrant as specified in charter) "2450 South Shore Blvd., Suite 400" "League City, TX 77573" (Address of principal executive offices) (Zip code) Brenda T. Koelemay "Securities Management and Research, Inc." "2450 South Shore Blvd., Suite 400" "League City, TX 77573" (Name and address of agent for service) "Registrant's telephone number, including area code: (281) 334-2469" "Date of fiscal year end: December 31, 2004" "Date of reporting period: July 1, 2003 - June 30, 2004" ANIA BALANCED PORTFOLIO DELL COMPUTER CORPORATION DELL Annual Meeting Date: 07/18/2003 Issuer: 247025 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 DECLASSIFY BOARD Management For No No 3 APPROVE COMPANY NAME CHANGE Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "2,200" "2,200" 6/27/03 TENET HEALTHCARE CORPORATION THC Annual Meeting Date: 07/23/2003 Issuer: 88033G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 800 800 6/27/03 "ZIMMER HOLDINGS, INC." ZMH Special Meeting Date: 08/21/2003 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE ACTIONS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 110 110 7/18/03 "H&R BLOCK, INC." HRB Annual Meeting Date: 09/10/2003 Issuer: 093671 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 105 800 800 8/19/03 H.J. HEINZ COMPANY HNZ Annual Meeting Date: 09/12/2003 Issuer: 423074 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 900 900 8/19/03 "CONAGRA FOODS, INC." CAG Annual Meeting Date: 09/25/2003 Issuer: 205887 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "2,100" "2,100" 9/3/03 GENERAL MOTORS CORPORATION GM Consent Meeting Date: 10/03/2003 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE CHARTER AMENDMENT Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 MISCELLANEOUS CORPORATE ACTIONS Management For No No 4 AUTHORIZE SALE OF ASSETS Management For No No 5 ACQUISITION AGREEMENT Management For No No 6 AMEND BYLAW/CHARTER Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 105 800 800 9/24/03 ORACLE CORPORATION ORCL Annual Meeting Date: 10/13/2003 Issuer: 68389X ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 105 "1,100" "1,100" 10/10/03 THE PROCTER & GAMBLE COMPANY PG Annual Meeting Date: 10/14/2003 Issuer: 742718 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "1,200" "1,200" 10/10/03 SARA LEE CORPORATION SLE Annual Meeting Date: 10/30/2003 Issuer: 803111 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder Against No No 4 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "2,300" "2,300" 10/15/03 "CISCO SYSTEMS, INC." CSCO Annual Meeting Date: 11/11/2003 Issuer: 17275R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND STOCK PURCHASE PLAN TO INCREASE SHARES Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "7,700" "7,700" 10/24/03 MICROSOFT CORPORATION MSFT Annual Meeting Date: 11/11/2003 Issuer: 594918 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "6,600" "6,600" 10/24/03 "SUN MICROSYSTEMS, INC." SUNW Annual Meeting Date: 11/13/2003 Issuer: 866810 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "5,200" "5,200" 10/24/03 "ALLEGHENY ENERGY, INC." AYE Annual Meeting Date: 11/14/2003 Issuer: 017361 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 9 S/H PROPOSAL - DECLASSIFY BOARD Shareholder For Yes No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 900 900 10/24/03 COUNTRYWIDE FINANCIAL CORPORATION CFC Special Meeting Date: 01/09/2004 Issuer: 222372 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 900 900 12/29/03 "HEALTH MANAGEMENT ASSOCIATES, INC." HMA Annual Meeting Date: 02/17/2004 Issuer: 421933 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "1,400" "1,400" 1/13/04 THE WALT DISNEY COMPANY DIS Annual Meeting Date: 03/03/2004 Issuer: 254687 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 4 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 5 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 "3,500" "3,500" 3/3/04 BANK OF AMERICA CORPORATION BAC Special Meeting Date: 03/17/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management For No No 2 AMEND STOCK OPTION PLAN Management For No No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 4 APPROVE MOTION TO ADJOURN MEETING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "3,000" "3,000" 3/2/04 HEWLETT-PACKARD COMPANY HPQ Annual Meeting Date: 03/17/2004 Issuer: 428236 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 500 500 2/23/04 TRAVELERS PROPERTY CASUALTY CORP. TAPA Special Meeting Date: 03/19/2004 Issuer: 89420G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 406 410 410 2/23/04 AMER NATL INV ACCT BALANCED PORT 1856059800 109 151 151 2/23/04 FEDERAL HOME LOAN MORTGAGE CORPORATI FRE Annual Meeting Date: 03/31/2004 Issuer: 313400 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 301 "1,400" "1,400" 3/30/04 "BECKMAN COULTER, INC." BEC Annual Meeting Date: 04/01/2004 Issuer: 075811 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 800 800 3/15/04 CATERPILLAR INC. CAT Annual Meeting Date: 04/14/2004 Issuer: 149123 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 5 S/H PROPOSAL - SPIN-OFF/SELL COMPANY ASSETS Shareholder Against No No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 900 900 3/10/04 SCHLUMBERGER LIMITED (SCHLUMBERGER N SLB Annual Meeting Date: 04/14/2004 Issuer: 806857 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 108 "1,400" "1,400" 3/15/04 BP P.L.C. BP Annual Meeting Date: 04/15/2004 Issuer: 055622 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 9 ARTICLES OF ASSOCIATION Management For No No 10 ALLOT SECURITIES Shareholder For No No 11 ALLOT SECURITIES Shareholder For No No 12 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 13 SHARE SCHEME Management For No No 14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 17 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "1,828" "1,828" 3/31/04 TEXAS INSTRUMENTS INCORPORATED TXN Annual Meeting Date: 04/15/2004 Issuer: 882508 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "1,700" "1,700" 3/15/04 CITIGROUP INC. C Annual Meeting Date: 04/20/2004 Issuer: 172967 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 "4,800" "4,800" 3/18/04 MORGAN STANLEY MWD Annual Meeting Date: 04/20/2004 Issuer: 617446 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder For Yes No "$100,000 " 4 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder For Yes No VOTE 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 448 "2,000" "2,000" 3/10/04 U.S. BANCORP USB Annual Meeting Date: 04/20/2004 Issuer: 902973 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 304 "4,800" "4,800" 3/15/04 WACHOVIA CORPORATION WB Annual Meeting Date: 04/20/2004 Issuer: 929903 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "1,300" "1,300" 3/23/04 THE COCA-COLA COMPANY KO Annual Meeting Date: 04/21/2004 Issuer: 191216 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "2,000" "2,000" 4/12/04 ALLTEL CORPORATION AT Annual Meeting Date: 04/22/2004 Issuer: 020039 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 700 700 3/17/04 JOHNSON & JOHNSON JNJ Annual Meeting Date: 04/22/2004 Issuer: 478160 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "3,300" "3,300" 3/15/04 PFIZER INC. PFE Annual Meeting Date: 04/22/2004 Issuer: 717081 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 5 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 9 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder Against No No 10 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "7,995" "7,995" 3/17/04 SENSIENT TECHNOLOGIES CORPORATION SXT Annual Meeting Date: 04/22/2004 Issuer: 81725T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 3 STOCK PERFORMANCE PLANS Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "2,800" "2,800" 3/24/04 WYETH WYE Annual Meeting Date: 04/22/2004 Issuer: 983024 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 4 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "1,300" "1,300" 3/24/04 ABBOTT LABORATORIES ABT Annual Meeting Date: 04/23/2004 Issuer: 002824 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "1,400" "1,400" 3/18/04 THE STANLEY WORKS SWK Annual Meeting Date: 04/23/2004 Issuer: 854616 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder No "$100,000 " Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "1,200" 0 AMERICAN EXPRESS COMPANY AXP Annual Meeting Date: 04/26/2004 Issuer: 025816 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "1,300" "1,300" 3/26/04 HONEYWELL INTERNATIONAL INC. HON Annual Meeting Date: 04/26/2004 Issuer: 438516 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 5 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 6 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No 7 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 "2,000" 0 AMEREN CORPORATION AEE Annual Meeting Date: 04/27/2004 Issuer: 023608 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "1,300" "1,300" 4/1/04 BANTA CORPORATION BN Annual Meeting Date: 04/27/2004 Issuer: 066821 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "1,700" 0 EXELON CORPORATION EXC Annual Meeting Date: 04/27/2004 Issuer: 30161N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 200 200 4/1/04 INTERNATIONAL BUSINESS MACHINES CORP IBM Annual Meeting Date: 04/27/2004 Issuer: 459200 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 AMEND LONG TERM INCENTIVE PLAN Management For No No 5 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 8 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 9 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 "1,300" "1,300" 3/15/04 "MERCK & CO., INC." MRK Annual Meeting Date: 04/27/2004 Issuer: 589331 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 DECLASSIFY BOARD Management For No No 4 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 5 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 6 S/H PROPOSAL - REQUIRE SHAREHOLDER APPROVAL OF Shareholder Against No No BUSINESS COMBINATION 7 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 8 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 "1,900" "1,900" 3/17/04 THE BLACK & DECKER CORPORATION BDK Annual Meeting Date: 04/27/2004 Issuer: 091797 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT RESTRICTED STOCK AWARD PLAN Management For No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "2,200" "2,200" 4/1/04 "THE PNC FINANCIAL SERVICES GROUP, IN" PNC Annual Meeting Date: 04/27/2004 Issuer: 693475 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 105 "1,600" "1,600" 3/30/04 WELLS FARGO & COMPANY WFC Annual Meeting Date: 04/27/2004 Issuer: 949746 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 "2,600" "2,600" 4/7/04 "ALLERGAN, INC." AGN Annual Meeting Date: 04/28/2004 Issuer: 018490 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 500 500 4/6/04 "ANHEUSER-BUSCH COMPANIES, INC." BUD Annual Meeting Date: 04/28/2004 Issuer: 035229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "1,300" "1,300" 3/17/04 BRUNSWICK CORPORATION BC Annual Meeting Date: 04/28/2004 Issuer: 117043 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "1,800" "1,800" 4/1/04 CHEVRONTEXACO CORPORATION CVX Annual Meeting Date: 04/28/2004 Issuer: 166764 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 SHAREHOLDER RIGHTS PLAN Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 9 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 950 950 4/13/04 E. I. DU PONT DE NEMOURS AND COMPANY DD Annual Meeting Date: 04/28/2004 Issuer: 263534 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 700 700 4/6/04 GENERAL ELECTRIC COMPANY GE Annual Meeting Date: 04/28/2004 Issuer: 369604 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 0A ELECTION OF DIRECTORS Management Yes No 0B RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 0C ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN Management For No No 1 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 2 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No 3 S/H PROPOSAL - OPT OUT OF ANTI-TAKEOVER STATUTE Shareholder Against No No 4 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 7 S/H PROPOSAL - ELIMINATE CUMULATIVE VOTING Shareholder For Yes No 8 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 9 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - ENHANCE STOCK VALUE VIA MERGER/SALE Shareholder Against No No 13 S/H PROPOSAL - OVERRIDE CSA VOTE RESTRICTIONS Shareholder For Yes No 14 S/H PROPOSAL - REQUIRE MAJORITY OF DIRECTORS Shareholder For Yes No TO BE INDEPENDENT 15 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "7,200" "7,200" 3/15/04 PIPER JAFFRAY COMPANIES PJC Annual Meeting Date: 04/28/2004 Issuer: 724078 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND LONG TERM INCENTIVE PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 48 0 VERIZON COMMUNICATIONS INC. VZ Annual Meeting Date: 04/28/2004 Issuer: 92343V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No 4 S/H PROPOSAL - LIMIT COMPENSATION Shareholder No 5 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 6 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 8 STOCK TRANSFER AGREEMENT Management No 9 MISCELLANEOUS COMPENSATION PLANS Management No 10 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 11 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 676 0 "W.W. GRAINGER, INC." GWW Annual Meeting Date: 04/28/2004 Issuer: 384802 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 900 900 4/1/04 KIMBERLY-CLARK CORPORATION KMB Annual Meeting Date: 04/29/2004 Issuer: 494368 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Withheld Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 900 900 4/6/04 ALCOA INC. AA Annual Meeting Date: 04/30/2004 Issuer: 013817 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No 3A MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 3B S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 "1,000" "1,000" 4/13/04 SBC COMMUNICATIONS INC. SBC Annual Meeting Date: 04/30/2004 Issuer: 78387G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 DECLASSIFY BOARD Management For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "3,000" "3,000" 4/6/04 "MOTOROLA, INC." MOT Annual Meeting Date: 05/03/2004 Issuer: 620076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 109 "1,100" 0 "AMERICAN STANDARD COMPANIES, INC." ASD Annual Meeting Date: 05/04/2004 Issuer: 029712 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 500 500 4/12/04 BRISTOL-MYERS SQUIBB COMPANY BMY Annual Meeting Date: 05/04/2004 Issuer: 110122 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 108 "1,900" "1,900" 4/12/04 DANAHER CORPORATION DHR Annual Meeting Date: 05/04/2004 Issuer: 235851 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND STOCK OPTION PLAN Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 600 0 USF CORPORATION USFC Annual Meeting Date: 05/04/2004 Issuer: 91729Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 "1,600" 0 EMC CORPORATION EMC Annual Meeting Date: 05/05/2004 Issuer: 268648 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND STOCK OPTION PLAN TO INCREASE SHARES Management No 3 AMEND STOCK PURCHASE PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "6,100" 0 "PEPSICO, INC." PEP Annual Meeting Date: 05/05/2004 Issuer: 713448 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 5 S/H PROPOSAL - HEALTH ISSUES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 108 "1,000" 0 SEALED AIR CORPORATION SEE Annual Meeting Date: 05/05/2004 Issuer: 81211K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 900 0 WISCONSIN ENERGY CORPORATION WEC Annual Meeting Date: 05/05/2004 Issuer: 976657 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 500 0 ANADARKO PETROLEUM CORPORATION APC Annual Meeting Date: 05/06/2004 Issuer: 032511 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 600 0 "UNITED PARCEL SERVICE, INC." UPS Annual Meeting Date: 05/06/2004 Issuer: 911312 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 "1,000" 0 "STARWOOD HOTELS & RESORTS WORLDWIDE," HOT Annual Meeting Date: 05/07/2004 Issuer: 85590A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 203 "2,700" 0 "ZIMMER HOLDINGS, INC." ZMH Annual Meeting Date: 05/10/2004 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 110 0 3M COMPANY MMM Annual Meeting Date: 05/11/2004 Issuer: 88579Y ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 600 0 INTERNATIONAL PAPER COMPANY IP Annual Meeting Date: 05/11/2004 Issuer: 460146 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND LONG TERM INCENTIVE PLAN Management No 4 AMEND LONG TERM INCENTIVE PLAN Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 400 0 NEWELL RUBBERMAID INC. NWL Annual Meeting Date: 05/12/2004 Issuer: 651229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 "1,400" 0 "ALLEGHENY ENERGY, INC." AYE Annual Meeting Date: 05/13/2004 Issuer: 017361 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ELIMINATE CUMULATIVE VOTING Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 ADOPT INCENTIVE STOCK OPTION PLAN Management No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 6 VOTING RIGHTS Management No 7 VOTING RIGHTS Management No 8 MISCELLANEOUS CORPORATE GOVERNANCE Management No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 10 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No 11 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 12 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 13 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 14 S/H PROPOSAL - REINCORPORATE IN OTHER STATE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 106 "1,000" 0 AMGEN INC. AMGN Annual Meeting Date: 05/13/2004 Issuer: 031162 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3A MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 3B S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 800 0 AMER NATL INV ACCT BALANCED PORT 1856059800 100 100 0 FORD MOTOR COMPANY F Annual Meeting Date: 05/13/2004 Issuer: 345370 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 860 "2,374" 0 THE DOW CHEMICAL COMPANY DOW Annual Meeting Date: 05/13/2004 Issuer: 260543 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 APPROVE CHARTER AMENDMENT Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "1,000" 0 SUNGARD DATA SYSTEMS INC. SDS Annual Meeting Date: 05/14/2004 Issuer: 867363 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 100 0 "LIMITED BRANDS, INC." LTD Annual Meeting Date: 05/17/2004 Issuer: 532716 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 "2,800" 0 "WATSON PHARMACEUTICALS, INC." WPI Annual Meeting Date: 05/17/2004 Issuer: 942683 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "1,500" 0 "COX COMMUNICATIONS, INC." COX Annual Meeting Date: 05/18/2004 Issuer: 224044 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT STOCK PURCHASE PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 600 0 "AMERICAN INTERNATIONAL GROUP, INC." AIG Annual Meeting Date: 05/19/2004 Issuer: 026874 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management No 3 ADOPT DIRECTOR STOCK OPTION PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 "1,879" 0 INTEL CORPORATION INTC Annual Meeting Date: 05/19/2004 Issuer: 458140 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "7,700" 0 THE GILLETTE COMPANY G Annual Meeting Date: 05/20/2004 Issuer: 375766 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 6 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 700 0 "CONSTELLATION ENERGY GROUP, INC." CEG Annual Meeting Date: 05/21/2004 Issuer: 210371 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "1,900" 0 "FEDERATED DEPARTMENT STORES, INC." FD Annual Meeting Date: 05/21/2004 Issuer: 31410H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND INCENTIVE STOCK OPTION PLAN TO INCREASE Management No SHARES 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 "1,900" 0 AMER NATL INV ACCT BALANCED PORT 1856059800 101 300 0 TIME WARNER INC. TWX Annual Meeting Date: 05/21/2004 Issuer: 887317 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 4 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 105 "3,000" 0 UNOCAL CORPORATION UCL Annual Meeting Date: 05/24/2004 Issuer: 915289 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MANAGEMENT INCENTIVE PLAN Management No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 8 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "1,400" 0 BANK ONE CORPORATION ONE Annual Meeting Date: 05/25/2004 Issuer: 06423A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management No 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "1,100" 0 ELECTRONIC DATA SYSTEMS CORPORATION EDS Annual Meeting Date: 05/25/2004 Issuer: 285661 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 5 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 200 0 J.P. MORGAN CHASE & CO. JPM Annual Meeting Date: 05/25/2004 Issuer: 46625H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management No 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management No 5 APPROVE MOTION TO ADJOURN MEETING Management No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 8 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 11 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 12 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 13 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "4,940" 0 BANK OF AMERICA CORPORATION BAC Annual Meeting Date: 05/26/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 104 "3,000" 0 EXXON MOBIL CORPORATION XOM Annual Meeting Date: 05/26/2004 Issuer: 30231G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 5 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 9 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 10 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 11 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "2,200" 0 "KROLL, INC." KROL Annual Meeting Date: 05/26/2004 Issuer: 501049 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 100 "1,700" 0 THE SOUTHERN COMPANY SO Annual Meeting Date: 05/26/2004 Issuer: 842587 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT NON-EMPLOYEE DIRECTOR PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 500 0 "THE HOME DEPOT, INC." HD Annual Meeting Date: 05/27/2004 Issuer: 437076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 8 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "2,000" 0 "LOWE'S COMPANIES, INC." LOW Annual Meeting Date: 05/28/2004 Issuer: 548661 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 "1,600" 0 GENERAL MOTORS CORPORATION GM Annual Meeting Date: 06/02/2004 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ENVIRONMENTAL Shareholder No 8 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 9 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 105 900 0 INGERSOLL-RAND COMPANY LIMITED IR Annual Meeting Date: 06/02/2004 Issuer: G4776G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 APPROVE CHARTER AMENDMENT Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - REINCORPORATE IN OTHER STATE Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 101 900 0 "CENTERPOINT ENERGY, INC." CNP Annual Meeting Date: 06/03/2004 Issuer: 15189T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - REINCORPORATE OUT OF DELAWARE Shareholder No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 TRANSACT OTHER BUSINESS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 107 "2,000" 0 "WAL-MART STORES, INC." WMT Annual Meeting Date: 06/04/2004 Issuer: 931142 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 ADOPT STOCK PURCHASE PLAN Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 9 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 11 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 103 "2,751" "2,751" 6/4/04 "PRUDENTIAL FINANCIAL, INC." PRU Annual Meeting Date: 06/08/2004 Issuer: 744320 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 102 "2,000" "2,000" 6/7/04 ROYAL DUTCH PETROLEUM COMPANY RD Annual Meeting Date: 06/28/2004 Issuer: 780257 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2B DIVIDEND Management For No No 2C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 7 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT BALANCED PORT 1856059800 804 "1,550" "1,550" 6/18/04 ANIA GROWTH PORTFOLIO DELL COMPUTER CORPORATION DELL Annual Meeting Date: 07/18/2003 Issuer: 247025 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 DECLASSIFY BOARD Management For No No 3 APPROVE COMPANY NAME CHANGE Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "4,100" "4,100" 6/27/03 TENET HEALTHCARE CORPORATION THC Annual Meeting Date: 07/23/2003 Issuer: 88033G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "3,600" "3,600" 6/27/03 MCKESSON CORPORATION MCK Annual Meeting Date: 07/30/2003 Issuer: 58155Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "2,900" "2,900" 7/1/03 VODAFONE GROUP PLC VOD Annual Meeting Date: 07/30/2003 Issuer: 92857W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 9 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 10 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 11 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 12 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 13 ALLOT SECURITIES Shareholder For No No 14 ELIMINATE PREEMPTIVE RIGHTS Management For No No 15 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "3,300" "3,300" 7/21/03 ELECTRONIC ARTS INC. ERTS Annual Meeting Date: 07/31/2003 Issuer: 285512 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 AMEND STOCK PURCHASE PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 300 300 7/15/03 "XILINX, INC." XLNX Annual Meeting Date: 08/07/2003 Issuer: 983919 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 400 400 7/15/03 "ZIMMER HOLDINGS, INC." ZMH Special Meeting Date: 08/21/2003 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE ACTIONS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 600 600 7/18/03 "COMPUTER ASSOCIATES INTERNATIONAL, I" CA Annual Meeting Date: 08/27/2003 Issuer: 204912 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management Against Yes No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 900 900 8/6/03 "MEDTRONIC, INC." MDT Annual Meeting Date: 08/28/2003 Issuer: 585055 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "3,000" "3,000" 8/6/03 "H&R BLOCK, INC." HRB Annual Meeting Date: 09/10/2003 Issuer: 093671 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "2,000" "2,000" 8/19/03 "CONAGRA FOODS, INC." CAG Annual Meeting Date: 09/25/2003 Issuer: 205887 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "5,400" "5,400" 9/3/03 GENERAL MOTORS CORPORATION GM Consent Meeting Date: 10/03/2003 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE CHARTER AMENDMENT Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 MISCELLANEOUS CORPORATE ACTIONS Management For No No 4 AUTHORIZE SALE OF ASSETS Management For No No 5 ACQUISITION AGREEMENT Management For No No 6 AMEND BYLAW/CHARTER Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "3,000" "3,000" 9/24/03 RPM INTERNATIONAL INC. RPM Annual Meeting Date: 10/10/2003 Issuer: 749685 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "4,800" "4,800" 9/24/03 ORACLE CORPORATION ORCL Annual Meeting Date: 10/13/2003 Issuer: 68389X ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "8,100" "8,100" 10/10/03 THE PROCTER & GAMBLE COMPANY PG Annual Meeting Date: 10/14/2003 Issuer: 742718 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "2,600" "2,600" 10/10/03 MOLEX INCORPORATED MOLX Annual Meeting Date: 10/24/2003 Issuer: 608554 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management Against Yes No 3 TRANSACT OTHER BUSINESS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 300 300 10/10/03 INTUIT INC. INTU Annual Meeting Date: 10/30/2003 Issuer: 461202 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND STOCK PURCHASE PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 400 400 10/15/03 KLA-TENCOR CORPORATION KLAC Annual Meeting Date: 11/05/2003 Issuer: 482480 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 400 400 10/10/03 LINEAR TECHNOLOGY CORPORATION LLTC Annual Meeting Date: 11/05/2003 Issuer: 535678 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 500 500 10/15/03 SYSCO CORPORATION SYY Annual Meeting Date: 11/07/2003 Issuer: 871829 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 107 "3,400" "3,400" 10/24/03 "AUTOMATIC DATA PROCESSING, INC." ADP Annual Meeting Date: 11/11/2003 Issuer: 053015 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND EMPLOYEE STOCK OPTION PLAN Management For No No 3 AMEND STOCK PURCHASE PLAN Management For No No 4 ADOPT DIRECTOR STOCK OPTION PLAN Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "1,600" "1,600" 10/24/03 "CISCO SYSTEMS, INC." CSCO Annual Meeting Date: 11/11/2003 Issuer: 17275R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND STOCK PURCHASE PLAN TO INCREASE SHARES Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "10,700" "10,700" 10/24/03 MICROSOFT CORPORATION MSFT Annual Meeting Date: 11/11/2003 Issuer: 594918 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "14,400" "14,400" 10/24/03 "MAXIM INTEGRATED PRODUCTS, INC." MXIM Annual Meeting Date: 11/13/2003 Issuer: 57772K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 400 400 10/24/03 "SUN MICROSYSTEMS, INC." SUNW Annual Meeting Date: 11/13/2003 Issuer: 866810 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "5,900" "5,900" 10/24/03 "MICRON TECHNOLOGY, INC." MU Annual Meeting Date: 11/21/2003 Issuer: 595112 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND STOCK PURCHASE PLAN Management For No No 3 AMEND STOCK PURCHASE PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 800 800 10/24/03 COUNTRYWIDE FINANCIAL CORPORATION CFC Special Meeting Date: 01/09/2004 Issuer: 222372 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "2,100" "2,100" 12/29/03 "JABIL CIRCUIT, INC." JBL Annual Meeting Date: 01/13/2004 Issuer: 466313 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 500 500 12/17/03 "AGILENT TECHNOLOGIES, INC." A Annual Meeting Date: 03/02/2004 Issuer: 00846U ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 600 600 1/20/04 THE WALT DISNEY COMPANY DIS Annual Meeting Date: 03/03/2004 Issuer: 254687 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 4 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 5 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "9,300" "9,300" 3/3/04 "ANALOG DEVICES, INC." ADI Annual Meeting Date: 03/09/2004 Issuer: 032654 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 500 500 2/6/04 BANK OF AMERICA CORPORATION BAC Special Meeting Date: 03/17/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management For No No 2 AMEND STOCK OPTION PLAN Management For No No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 4 APPROVE MOTION TO ADJOURN MEETING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "4,900" "4,900" 3/2/04 HEWLETT-PACKARD COMPANY HPQ Annual Meeting Date: 03/17/2004 Issuer: 428236 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "5,200" "5,200" 2/23/04 TRAVELERS PROPERTY CASUALTY CORP. TAPA Special Meeting Date: 03/19/2004 Issuer: 89420G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 406 881 881 2/23/04 AMER NATL INV ACCT GROWTH PORT 1856059700 109 380 380 2/23/04 "PEOPLESOFT, INC." PSFT Annual Meeting Date: 03/25/2004 Issuer: 712713 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "1,500" "1,500" 3/23/04 FEDERAL HOME LOAN MORTGAGE CORPORATI FRE Annual Meeting Date: 03/31/2004 Issuer: 313400 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 301 "3,000" "3,000" 3/30/04 "BECKMAN COULTER, INC." BEC Annual Meeting Date: 04/01/2004 Issuer: 075811 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "3,200" "3,200" 3/15/04 CATERPILLAR INC. CAT Annual Meeting Date: 04/14/2004 Issuer: 149123 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 5 S/H PROPOSAL - SPIN-OFF/SELL COMPANY ASSETS Shareholder Against No No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "2,100" "2,100" 3/10/04 SCHLUMBERGER LIMITED (SCHLUMBERGER N SLB Annual Meeting Date: 04/14/2004 Issuer: 806857 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 108 "1,800" "1,800" 3/15/04 BP P.L.C. BP Annual Meeting Date: 04/15/2004 Issuer: 055622 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 9 ARTICLES OF ASSOCIATION Management For No No 10 ALLOT SECURITIES Shareholder For No No 11 ALLOT SECURITIES Shareholder For No No 12 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 13 SHARE SCHEME Management For No No 14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 17 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "3,800" "3,800" 3/31/04 TEXAS INSTRUMENTS INCORPORATED TXN Annual Meeting Date: 04/15/2004 Issuer: 882508 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "5,900" "5,900" 3/15/04 "GENENTECH, INC." DNA Consent Meeting Date: 04/16/2004 Issuer: 368710 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE CHARTER AMENDMENT Management For No No 2 ELECTION OF DIRECTORS Management Yes No 2B1 CHANGE STOCK EXCHANGE LISTING Management For No 2B2 CHANGE STOCK EXCHANGE LISTING Management For No 2B3 CHANGE STOCK EXCHANGE LISTING Management Against No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 406 "2,500" "2,500" 3/23/04 CITIGROUP INC. C Annual Meeting Date: 04/20/2004 Issuer: 172967 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "9,500" "9,500" 3/18/04 MORGAN STANLEY MWD Annual Meeting Date: 04/20/2004 Issuer: 617446 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder For Yes No "$100,000 " 4 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder For Yes No VOTE 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 448 "7,000" "7,000" 3/10/04 U.S. BANCORP USB Annual Meeting Date: 04/20/2004 Issuer: 902973 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 304 "13,078" "13,078" 3/15/04 THE COCA-COLA COMPANY KO Annual Meeting Date: 04/21/2004 Issuer: 191216 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "4,300" "4,300" 4/12/04 ALLTEL CORPORATION AT Annual Meeting Date: 04/22/2004 Issuer: 020039 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "1,100" "1,100" 3/17/04 "BROWN & BROWN, INC." BRO Annual Meeting Date: 04/22/2004 Issuer: 115236 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "3,200" "3,200" 3/30/04 JOHNSON & JOHNSON JNJ Annual Meeting Date: 04/22/2004 Issuer: 478160 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "5,500" "5,500" 3/15/04 PFIZER INC. PFE Annual Meeting Date: 04/22/2004 Issuer: 717081 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 5 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 9 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder Against No No 10 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "13,745" "13,745" 3/17/04 SENSIENT TECHNOLOGIES CORPORATION SXT Annual Meeting Date: 04/22/2004 Issuer: 81725T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 3 STOCK PERFORMANCE PLANS Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "3,600" "3,600" 3/24/04 WYETH WYE Annual Meeting Date: 04/22/2004 Issuer: 983024 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 4 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "1,500" "1,500" 3/24/04 "DOMINION RESOURCES, INC." D Annual Meeting Date: 04/23/2004 Issuer: 25746U ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - REINCORPORATE OUT OF DELAWARE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 500 0 THE STANLEY WORKS SWK Annual Meeting Date: 04/23/2004 Issuer: 854616 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder No "$100,000 " Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "2,500" 0 "HARLEY-DAVIDSON, INC." HDI Annual Meeting Date: 04/24/2004 Issuer: 412822 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND OMNIBUS STOCK OPTION PLAN Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 108 900 0 BELLSOUTH CORPORATION BLS Annual Meeting Date: 04/26/2004 Issuer: 079860 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 DECLASSIFY BOARD Management For No No 4 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No 5 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 6 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 7 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "4,500" "4,500" 4/1/04 HONEYWELL INTERNATIONAL INC. HON Annual Meeting Date: 04/26/2004 Issuer: 438516 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 5 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 6 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No 7 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "7,500" 0 EXELON CORPORATION EXC Annual Meeting Date: 04/27/2004 Issuer: 30161N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "1,200" "1,200" 4/1/04 FAIRMONT HOTELS & RESORTS INC. FHR Special Meeting Date: 04/27/2004 Issuer: 305204 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 RATIFY SHAREHOLDER RIGHTS PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "1,100" "1,100" 4/6/04 INTERNATIONAL BUSINESS MACHINES CORP IBM Annual Meeting Date: 04/27/2004 Issuer: 459200 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 AMEND LONG TERM INCENTIVE PLAN Management For No No 5 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 8 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 9 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "2,500" "2,500" 3/15/04 "MERCK & CO., INC." MRK Annual Meeting Date: 04/27/2004 Issuer: 589331 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 DECLASSIFY BOARD Management For No No 4 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 5 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 6 S/H PROPOSAL - REQUIRE SHAREHOLDER APPROVAL OF Shareholder Against No No BUSINESS COMBINATION 7 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 8 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 107 "2,700" "2,700" 3/17/04 "THE PNC FINANCIAL SERVICES GROUP, IN" PNC Annual Meeting Date: 04/27/2004 Issuer: 693475 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "4,300" "4,300" 3/30/04 WELLS FARGO & COMPANY WFC Annual Meeting Date: 04/27/2004 Issuer: 949746 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "5,000" "5,000" 4/7/04 "ANHEUSER-BUSCH COMPANIES, INC." BUD Annual Meeting Date: 04/28/2004 Issuer: 035229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "2,600" "2,600" 3/17/04 CHEVRONTEXACO CORPORATION CVX Annual Meeting Date: 04/28/2004 Issuer: 166764 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 SHAREHOLDER RIGHTS PLAN Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 9 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "1,500" "1,500" 4/13/04 E. I. DU PONT DE NEMOURS AND COMPANY DD Annual Meeting Date: 04/28/2004 Issuer: 263534 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "1,500" "1,500" 4/6/04 GENERAL ELECTRIC COMPANY GE Annual Meeting Date: 04/28/2004 Issuer: 369604 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 0A ELECTION OF DIRECTORS Management Yes No 0B RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 0C ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN Management For No No 1 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 2 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No 3 S/H PROPOSAL - OPT OUT OF ANTI-TAKEOVER STATUTE Shareholder Against No No 4 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 7 S/H PROPOSAL - ELIMINATE CUMULATIVE VOTING Shareholder For Yes No 8 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 9 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - ENHANCE STOCK VALUE VIA MERGER/SALE Shareholder Against No No 13 S/H PROPOSAL - OVERRIDE CSA VOTE RESTRICTIONS Shareholder For Yes No 14 S/H PROPOSAL - REQUIRE MAJORITY OF DIRECTORS Shareholder For Yes No TO BE INDEPENDENT 15 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "15,300" "15,300" 3/15/04 PIPER JAFFRAY COMPANIES PJC Annual Meeting Date: 04/28/2004 Issuer: 724078 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND LONG TERM INCENTIVE PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 130 0 VERIZON COMMUNICATIONS INC. VZ Annual Meeting Date: 04/28/2004 Issuer: 92343V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No 4 S/H PROPOSAL - LIMIT COMPENSATION Shareholder No 5 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 6 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 8 STOCK TRANSFER AGREEMENT Management No 9 MISCELLANEOUS COMPENSATION PLANS Management No 10 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 11 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "2,300" 0 "W.W. GRAINGER, INC." GWW Annual Meeting Date: 04/28/2004 Issuer: 384802 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "1,900" "1,900" 4/1/04 KIMBERLY-CLARK CORPORATION KMB Annual Meeting Date: 04/29/2004 Issuer: 494368 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Withheld Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "2,600" "2,600" 4/6/04 SBC COMMUNICATIONS INC. SBC Annual Meeting Date: 04/30/2004 Issuer: 78387G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 DECLASSIFY BOARD Management For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "5,200" "5,200" 4/6/04 "MOTOROLA, INC." MOT Annual Meeting Date: 05/03/2004 Issuer: 620076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "8,400" 0 THE BOEING COMPANY BA Annual Meeting Date: 05/03/2004 Issuer: 097023 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 SUPERMAJORITY Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 S/H PROPOSAL - MILITARY/WEAPONS Shareholder Against No No 5 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder For Yes No 6 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder For Yes No "$100,000 " 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 9 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 10 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "3,900" "3,900" 4/13/04 "AMERICAN STANDARD COMPANIES, INC." ASD Annual Meeting Date: 05/04/2004 Issuer: 029712 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "1,100" "1,100" 4/12/04 BRISTOL-MYERS SQUIBB COMPANY BMY Annual Meeting Date: 05/04/2004 Issuer: 110122 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 108 "2,500" "2,500" 4/12/04 DANAHER CORPORATION DHR Annual Meeting Date: 05/04/2004 Issuer: 235851 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND STOCK OPTION PLAN Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "1,600" 0 SEMPRA ENERGY SRE Annual Meeting Date: 05/04/2004 Issuer: 816851 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder No "$100,000 " 5 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 6 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 109 "1,300" 0 EMC CORPORATION EMC Annual Meeting Date: 05/05/2004 Issuer: 268648 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND STOCK OPTION PLAN TO INCREASE SHARES Management No 3 AMEND STOCK PURCHASE PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "8,200" 0 "PEPSICO, INC." PEP Annual Meeting Date: 05/05/2004 Issuer: 713448 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 5 S/H PROPOSAL - HEALTH ISSUES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 108 "3,500" 0 SEALED AIR CORPORATION SEE Annual Meeting Date: 05/05/2004 Issuer: 81211K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "1,800" 0 WISCONSIN ENERGY CORPORATION WEC Annual Meeting Date: 05/05/2004 Issuer: 976657 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "2,400" 0 ANADARKO PETROLEUM CORPORATION APC Annual Meeting Date: 05/06/2004 Issuer: 032511 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 107 "1,400" 0 "STARWOOD HOTELS & RESORTS WORLDWIDE," HOT Annual Meeting Date: 05/07/2004 Issuer: 85590A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 203 "5,900" 0 "ZIMMER HOLDINGS, INC." ZMH Annual Meeting Date: 05/10/2004 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 600 0 3M COMPANY MMM Annual Meeting Date: 05/11/2004 Issuer: 88579Y ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "1,300" 0 INTERNATIONAL PAPER COMPANY IP Annual Meeting Date: 05/11/2004 Issuer: 460146 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND LONG TERM INCENTIVE PLAN Management No 4 AMEND LONG TERM INCENTIVE PLAN Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "1,000" 0 "KINDER MORGAN, INC." KMI Annual Meeting Date: 05/11/2004 Issuer: 49455P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT STOCK OPTION PLAN Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 5 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 900 0 NEWELL RUBBERMAID INC. NWL Annual Meeting Date: 05/12/2004 Issuer: 651229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "2,800" 0 AMGEN INC. AMGN Annual Meeting Date: 05/13/2004 Issuer: 031162 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3A MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 3B S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "2,600" 0 FORD MOTOR COMPANY F Annual Meeting Date: 05/13/2004 Issuer: 345370 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 860 "5,722" 0 THE DOW CHEMICAL COMPANY DOW Annual Meeting Date: 05/13/2004 Issuer: 260543 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 APPROVE CHARTER AMENDMENT Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "2,400" 0 SUNGARD DATA SYSTEMS INC. SDS Annual Meeting Date: 05/14/2004 Issuer: 867363 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "1,000" 0 "LIMITED BRANDS, INC." LTD Annual Meeting Date: 05/17/2004 Issuer: 532716 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 107 "5,200" 0 "WATSON PHARMACEUTICALS, INC." WPI Annual Meeting Date: 05/17/2004 Issuer: 942683 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "2,200" 0 THERMO ELECTRON CORPORATION TMO Annual Meeting Date: 05/18/2004 Issuer: 883556 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 400 0 "AMERICAN INTERNATIONAL GROUP, INC." AIG Annual Meeting Date: 05/19/2004 Issuer: 026874 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management No 3 ADOPT DIRECTOR STOCK OPTION PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 107 "4,916" 0 "AT&T WIRELESS SERVICES, INC." AWE Annual Meeting Date: 05/19/2004 Issuer: 00209A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management No 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder No COMPENSATION 5 S/H PROPOSAL - LIMIT COMPENSATION Shareholder No 6 S/H PROPOSAL - ALLOW SHAREHOLDERS TO NOMINATE Shareholder No DIRECTORS Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "6,365" 0 INTEL CORPORATION INTC Annual Meeting Date: 05/19/2004 Issuer: 458140 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "12,000" 0 TARGET CORPORATION TGT Annual Meeting Date: 05/19/2004 Issuer: 87612E ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 "1,600" 0 XEROX CORPORATION XRX Annual Meeting Date: 05/20/2004 Issuer: 984121 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 ADOPT INCENTIVE STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "1,400" 0 TIME WARNER INC. TWX Annual Meeting Date: 05/21/2004 Issuer: 887317 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 4 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "6,700" 0 UNOCAL CORPORATION UCL Annual Meeting Date: 05/24/2004 Issuer: 915289 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MANAGEMENT INCENTIVE PLAN Management No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 8 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "4,300" 0 ELECTRONIC DATA SYSTEMS CORPORATION EDS Annual Meeting Date: 05/25/2004 Issuer: 285661 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 5 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "1,500" 0 J.P. MORGAN CHASE & CO. JPM Annual Meeting Date: 05/25/2004 Issuer: 46625H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management No 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management No 5 APPROVE MOTION TO ADJOURN MEETING Management No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 8 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 11 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 12 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 13 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "8,450" 0 OMNICOM GROUP INC. OMC Annual Meeting Date: 05/25/2004 Issuer: 681919 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT DIRECTOR STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 106 500 0 BANK OF AMERICA CORPORATION BAC Annual Meeting Date: 05/26/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 104 "4,900" 0 COMCAST CORPORATION CMCSA Annual Meeting Date: 05/26/2004 Issuer: 20030N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT RESTRICTED STOCK AWARD PLAN Management No 4 APPROVE CHARTER AMENDMENT Management No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 9 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "3,400" 0 "KROLL, INC." KROL Annual Meeting Date: 05/26/2004 Issuer: 501049 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 100 "3,600" 0 SUPERVALU INC. SVU Annual Meeting Date: 05/26/2004 Issuer: 868536 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "5,700" 0 THE SOUTHERN COMPANY SO Annual Meeting Date: 05/26/2004 Issuer: 842587 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT NON-EMPLOYEE DIRECTOR PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 107 "2,600" 0 "NEXTEL COMMUNICATIONS, INC." NXTL Annual Meeting Date: 05/27/2004 Issuer: 65332V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND STOCK PURCHASE PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "1,400" 0 "THE HOME DEPOT, INC." HD Annual Meeting Date: 05/27/2004 Issuer: 437076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 8 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "3,300" 0 GENERAL MOTORS CORPORATION GM Annual Meeting Date: 06/02/2004 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ENVIRONMENTAL Shareholder No 8 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 9 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 105 "3,200" 0 INGERSOLL-RAND COMPANY LIMITED IR Annual Meeting Date: 06/02/2004 Issuer: G4776G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 APPROVE CHARTER AMENDMENT Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - REINCORPORATE IN OTHER STATE Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 101 "2,500" 0 "WAL-MART STORES, INC." WMT Annual Meeting Date: 06/04/2004 Issuer: 931142 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 ADOPT STOCK PURCHASE PLAN Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 9 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 11 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 103 "7,200" "7,200" 6/4/04 "PRUDENTIAL FINANCIAL, INC." PRU Annual Meeting Date: 06/08/2004 Issuer: 744320 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "7,000" "7,000" 6/7/04 "CHICO'S FAS, INC." CHS Annual Meeting Date: 06/22/2004 Issuer: 168615 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 AMEND STOCK PURCHASE PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 102 "2,500" "2,500" 6/18/04 ROYAL DUTCH PETROLEUM COMPANY RD Annual Meeting Date: 06/28/2004 Issuer: 780257 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2B DIVIDEND Management For No No 2C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 7 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT GROWTH PORT 1856059700 804 "4,100" "4,100" 6/18/04 ANIA INTERNATIONAL STOCK PORTFOLIO BANK OF IRELAND GROUP IRE Annual Meeting Date: 07/09/2003 Issuer: 46267Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 DECLARE FINAL PAYMENT OF DIVIDEND Management For No No 3A MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 3B MISCELLANEOUS CORPORATE GOVERNANCE Management Against Yes No 3C MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 3D MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 3E MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 4 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 5 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 6 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 7 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 8 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 103 900 900 7/1/03 BT GROUP PLC BTY Annual Meeting Date: 07/16/2003 Issuer: 05577E ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 APPROVE ALLOCATION OF DIVIDENDS ON SHARES HELD Management For No No BY COMPANY 3 DECLARE FINAL PAYMENT OF DIVIDEND Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 APPOINT AUDITORS AND APPROVE REMUNERATION Management Against Yes No 9 ALLOT SECURITIES Shareholder Against Yes No 10 ALLOT SECURITIES Shareholder For No No 11 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 12 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 101 700 700 6/27/03 CABLE AND WIRELESS PLC CWP Annual Meeting Date: 07/25/2003 Issuer: 126830 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 2 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management Abstain Yes No 5 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 9 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 10 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 11 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 12 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 13 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 14 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 15 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 17 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 18 APPROVE ALLOTMENT OF RELEVANT SECURITIES Shareholder Against Yes No 19 ELIMINATE PREEMPTIVE RIGHTS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 207 800 800 7/15/03 VODAFONE GROUP PLC VOD Annual Meeting Date: 07/30/2003 Issuer: 92857W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 9 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 10 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 11 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 12 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 13 ALLOT SECURITIES Shareholder For No No 14 ELIMINATE PREEMPTIVE RIGHTS Management For No No 15 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 100 "5,400" "5,400" 7/21/03 SINGAPORE TELECOMMUNICATIONS LIMITED SGTJY Special Meeting Date: 08/29/2003 Issuer: 82929R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O2 DECLARE FINAL PAYMENT OF DIVIDEND Management For No No O3 ELECTION OF DIRECTORS Management For No No O8A APPROVE RENUMERATION OF DIRECTORS Management For No No O8B APPROVE RENUMERATION OF DIRECTORS Management For No No O9 APPOINT AUDITORS AND APPROVE REMUNERATION Management For No No S10 ALLOT SECURITIES Shareholder For No No E1 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No E2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No E3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No E4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No E5 APPROVE ARTICLE AMENDMENTS Management For No No E6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 106 "2,500" "2,500" 8/19/03 KONINKLIJKE AHOLD N.V. AHO Annual Meeting Date: 09/04/2003 Issuer: 500467 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3A CHANGE STOCK EXCHANGE LISTING Management For No No 3B CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 303 512 512 9/3/03 FRANCE TELECOM FTE Special Meeting Date: 10/06/2003 Issuer: 35177Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No E2 ADOPT STOCK PURCHASE PLAN Management For No No E3 INCREASE SHARE CAPITAL Shareholder For No No E4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 105 "1,400" "1,400" 10/10/03 CENTERPULSE LTD CEP Special Meeting Date: 10/09/2003 Issuer: 152005 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No 2A CHANGE STOCK EXCHANGE LISTING Management For No 2B1 CHANGE STOCK EXCHANGE LISTING Management For No 2B2 CHANGE STOCK EXCHANGE LISTING Management For No 2B3 CHANGE STOCK EXCHANGE LISTING Management For No 2B4 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 104 100 100 10/15/03 THE NEWS CORPORATION LIMITED NWS Annual Meeting Date: 10/15/2003 Issuer: 652487 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1A MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 1B MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 1C MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 1D MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 2 MISCELLANEOUS COMPENSATION PLANS Management For No No 3 APPROVE RENUMERATION OF DIRECTORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 703 "2,700" "2,700" 10/10/03 KONINKLIJKE AHOLD N.V. AHO Annual Meeting Date: 11/26/2003 Issuer: 500467 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 APPROVE ARTICLE AMENDMENTS Management Against Yes No 6A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against Yes No 6B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against Yes No 7 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 303 512 512 11/18/03 HELLENIC TELECOMMUNICATIONS ORG. S.A OTE Special Meeting Date: 12/01/2003 Issuer: 423325 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 307 "3,400" "3,400" 11/26/03 WESTPAC BANKING CORPORATION WBK Annual Meeting Date: 12/11/2003 Issuer: 961214 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 2B MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 2C MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 3 MISCELLANEOUS COMPENSATION PLANS Management For No No 4 APPOINT AUDITORS AND APPROVE REMUNERATION Management For No No 5 INDEMNIFICATION/LIABILITY Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 301 800 800 12/4/03 NORSK HYDRO ASA NHY Special Meeting Date: 01/15/2004 Issuer: 656531 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 2 AMALGAMATION PLAN Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE Management Abstain Yes No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management Abstain Yes No 5 AUTHORIZE DIRECTORS TO INCREASE SHARE CAPITAL Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 605 700 700 1/2/04 SIEMENS AG SI Annual Meeting Date: 01/22/2004 Issuer: 826197 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2 DIVIDEND Management For No No 3 APPROVE PREVIOUS BOARD'S ACTIONS Management For No No 4 APPROVE PREVIOUS BOARD'S ACTIONS Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 7 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 8 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against Yes No 9 WARRANTS Shareholder Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 501 900 900 1/13/04 NOVARTIS AG NVS Annual Meeting Date: 02/24/2004 Issuer: 66987V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 2 APPROVE PREVIOUS BOARD'S ACTIONS Management For No No 3 APPROVE APPROPRIATION OF DISPOSABLE PROFIT Management For No No 4 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 5 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 6 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 7 APPROVE ARTICLE AMENDMENTS Management For No No 8A MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8B MISCELLANEOUS CORPORATE GOVERNANCE Management Against Yes No 8C MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 9 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 109 "2,800" "2,800" 2/10/04 BANCO BILBAO VIZCAYA ARGENTARIA S.A. BBV Annual Meeting Date: 02/28/2004 Issuer: 05946K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No No 2 CHANGE STOCK EXCHANGE LISTING Management For No No 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management For No No 8 CHANGE STOCK EXCHANGE LISTING Management For No No 9 CHANGE STOCK EXCHANGE LISTING Management For No No 10 CHANGE STOCK EXCHANGE LISTING Management For No No 11 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 101 "2,200" "2,200" 2/24/04 KONINKLIJKE AHOLD N.V. AHO Special Meeting Date: 03/03/2004 Issuer: 500467 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 303 512 512 2/24/04 NOVO NORDISK A/S NVO Annual Meeting Date: 03/16/2004 Issuer: 670100 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5A RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 5B RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 6 APPROVE ARTICLE AMENDMENTS Management For No No 7 ELECTION OF DIRECTORS Management Yes No 8 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 9 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 205 700 700 3/10/04 NOKIA CORPORATION NOK Annual Meeting Date: 03/25/2004 Issuer: 654902 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 1B DIVIDEND Management For No No 1C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 1E ELECTION OF DIRECTORS Management Withheld Yes No 1G RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 2 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 3 AUTHORIZE DIRECTORS TO INCREASE SHARE CAPITAL Shareholder Against Yes No 4 AUTHORIZE REISSUANCE OF REPURCHASED SHARES Shareholder For No No 5 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 6 AUTHORIZE DIRECTORS TO INCREASE SHARE CAPITAL Shareholder For No No 7 CHANGE STOCK EXCHANGE LISTING Management Against No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 204 "3,200" "3,200" 3/1/04 TDC A/S TLD Annual Meeting Date: 03/29/2004 Issuer: 87236N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management Against Yes No 8 CHANGE STOCK EXCHANGE LISTING Management For No No 9 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 102 "1,000" "1,000" 3/17/04 CANON INC. CAJ Annual Meeting Date: 03/30/2004 Issuer: 138006 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 2 APPROVE ARTICLE AMENDMENTS Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE Management Abstain Yes No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 6 APPROVE RETIREMENT BONUSES FOR DIRECTORS AND Management For No No STATUTORY AUDITORS 7 APPROVE RENUMERATION OF DIRECTORS AND AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 309 "1,500" "1,500" 3/22/04 "KIRIN BREWERY COMPANY, LTD." KNBWY Annual Meeting Date: 03/30/2004 Issuer: 497350 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 2 APPROVE ARTICLE AMENDMENTS Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 APPOINT AUDITORS Management For No No 5 APPROVE RENUMERATION OF DIRECTORS AND AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 306 "2,000" "2,000" 3/22/04 "EDP-ELECTRICIDADE DE PORTUGAL, S.A." EDP Annual Meeting Date: 03/31/2004 Issuer: 268353 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 6 MISCELLANEOUS SHAREHOLDER EQUITY Shareholder For No No 7 AMEND QUORUM REQUIREMENTS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 109 200 200 3/22/04 "REPSOL YPF, S.A." REP Annual Meeting Date: 03/31/2004 Issuer: 76026T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No No 2 CHANGE STOCK EXCHANGE LISTING Management For No No 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 205 900 900 3/23/04 "ENDESA, S.A." ELE Annual Meeting Date: 04/02/2004 Issuer: 29258N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 DIVIDEND Management For No No 3A APPROVE ARTICLE AMENDMENTS Management For No No 3B APPROVE ARTICLE AMENDMENTS Management For No No 4A APPROVE ARTICLE AMENDMENTS Management For No No 4B APPROVE ARTICLE AMENDMENTS Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 APPOINT AUDITORS Management For No No 7 ARTICLES OF ASSOCIATION Management For No No 8 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 107 700 700 3/22/04 "PORTUGAL TELECOM, SGPS, S.A." PT Annual Meeting Date: 04/02/2004 Issuer: 737273 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No No 2 CHANGE STOCK EXCHANGE LISTING Management For No No 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management For No No 8 CHANGE STOCK EXCHANGE LISTING Management Abstain Yes No 9 CHANGE STOCK EXCHANGE LISTING Management Abstain Yes No 10 CHANGE STOCK EXCHANGE LISTING Management Abstain Yes No 11 CHANGE STOCK EXCHANGE LISTING Management Abstain Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 102 "3,340" "3,340" 3/23/04 DAIMLERCHRYSLER A.G. DCX Annual Meeting Date: 04/07/2004 Issuer: D1668R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2 CHANGE STOCK EXCHANGE LISTING Management For Yes No 3 CHANGE STOCK EXCHANGE LISTING Management Against Yes No 4 CHANGE STOCK EXCHANGE LISTING Management Against Yes No 5 CHANGE STOCK EXCHANGE LISTING Management For Yes No 6 CHANGE STOCK EXCHANGE LISTING Management For Yes No 7 CHANGE STOCK EXCHANGE LISTING Management Against Yes No 8 CHANGE STOCK EXCHANGE LISTING Management For Yes No 0A CHANGE STOCK EXCHANGE LISTING Management Against No 0B CHANGE STOCK EXCHANGE LISTING Management Against No 0C CHANGE STOCK EXCHANGE LISTING Management Against No 0D CHANGE STOCK EXCHANGE LISTING Management Against No 0E CHANGE STOCK EXCHANGE LISTING Management Against No 0F CHANGE STOCK EXCHANGE LISTING Management Against No 0G CHANGE STOCK EXCHANGE LISTING Management Against No 0H CHANGE STOCK EXCHANGE LISTING Management Against No 0I CHANGE STOCK EXCHANGE LISTING Management Against No 0J CHANGE STOCK EXCHANGE LISTING Management Against No 0K CHANGE STOCK EXCHANGE LISTING Management Against No 0L CHANGE STOCK EXCHANGE LISTING Management Against No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 123 "1,000" "1,000" 3/26/04 FRANCE TELECOM FTE Special Meeting Date: 04/09/2004 Issuer: 35177Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 CHANGE STOCK EXCHANGE LISTING Management For No No O2 CHANGE STOCK EXCHANGE LISTING Management For No No O3 CHANGE STOCK EXCHANGE LISTING Management For No No O4 CHANGE STOCK EXCHANGE LISTING Management For No No O5 CHANGE STOCK EXCHANGE LISTING Management For No No E6 CHANGE STOCK EXCHANGE LISTING Management For No No E7 CHANGE STOCK EXCHANGE LISTING Management For No No E8 CHANGE STOCK EXCHANGE LISTING Management For No No E9 CHANGE STOCK EXCHANGE LISTING Management For No No E10 CHANGE STOCK EXCHANGE LISTING Management For No No E11 CHANGE STOCK EXCHANGE LISTING Management For No No E12 CHANGE STOCK EXCHANGE LISTING Management For No No E13 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 105 "1,400" "1,400" 4/1/04 BP P.L.C. BP Annual Meeting Date: 04/15/2004 Issuer: 055622 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 9 ARTICLES OF ASSOCIATION Management For No No 10 ALLOT SECURITIES Shareholder For No No 11 ALLOT SECURITIES Shareholder For No No 12 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 13 SHARE SCHEME Management For No No 14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 17 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 104 "3,100" "3,100" 3/31/04 GROUPE DANONE DA Annual Meeting Date: 04/15/2004 Issuer: 399449 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O2 ARTICLES OF ASSOCIATION Management For No No O3 ARTICLES OF ASSOCIATION Management For No No O4 DIVIDEND Management For No No O5 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No O6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against Yes No O7 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O8 ARTICLES OF ASSOCIATION Management For No No O9 APPOINT AUDITORS Management For No No O10 APPOINT AUDITORS Management For No No O11 APPOINT AUDITORS Management For No No O12 APPOINT AUDITORS Management For No No O13 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 107 900 900 3/23/04 GROUPE DANONE DA Annual Meeting Date: 04/15/2004 Issuer: 399449 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy E1 ALLOT SECURITIES Shareholder For No No E2 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No E3 AUTHORIZE DIRECTORS TO INCREASE SHARE CAPITAL Shareholder For No No E4 APPROVE ARTICLE AMENDMENTS Management For No No E5 APPROVE REVERSE STOCK SPLIT Shareholder For No No E6 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 107 900 900 4/7/04 WPP GROUP PLC WPPGY Special Meeting Date: 04/16/2004 Issuer: 929309 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ACQUISITION AGREEMENT Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 300 100 100 3/30/04 AXA-UAP AXA Annual Meeting Date: 04/21/2004 Issuer: 054536 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No O2 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No O3 DIVIDEND Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against Yes No O6 APPOINT AUDITORS Management For No No O7 APPOINT AUDITORS Management For No No O8 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For Yes No O9 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against No No O10 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Abstain Yes No O11 MISCELLANEOUS SHAREHOLDER EQUITY Shareholder For No No E12 MISCELLANEOUS SHAREHOLDER EQUITY Shareholder For No No E13 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No E14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management Against No No E15 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No E16 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 107 "2,200" "2,200" 4/13/04 AEGON N.V. AEG Annual Meeting Date: 04/22/2004 Issuer: 007924 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 2B DECLARE FINAL PAYMENT OF DIVIDEND Management For No No 2C INDEMNIFICATION/LIABILITY Management For No No 2D INDEMNIFICATION/LIABILITY Management For No No 3A RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3B MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 4A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5A1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5A2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5B1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5B2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5B3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A STOCK ISSUANCE Shareholder For No No 6B ELIMINATE PREEMPTIVE RIGHTS Management For No No 6C STOCK ISSUANCE Shareholder For No No 6D AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 103 846 846 4/7/04 NESTLE S.A. NSRGY Annual Meeting Date: 04/22/2004 Issuer: 641069 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1A RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 1B RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 4A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4E MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 406 "1,800" "1,800" 4/7/04 ING GROEP N.V. ING Annual Meeting Date: 04/27/2004 Issuer: 456837 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3A RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management No 3B DIVIDEND Management No 4 APPOINT AUDITORS Management No 5A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 5B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 7A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 7B ADOPT OMNIBUS STOCK OPTION PLAN Management No 8 APPROVE ARTICLE AMENDMENTS Management No 9A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 10 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 11 STOCK ISSUANCE Shareholder No 12 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 103 "1,100" 0 ABN AMRO HOLDING N.V. ABN Annual Meeting Date: 04/29/2004 Issuer: 000937 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3B DECLARE FINAL PAYMENT OF DIVIDEND Management No 3C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 6A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 6B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 7A MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder No 7B APPROVE ARTICLE AMENDMENTS Management No 8 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No 9A STOCK ISSUANCE Shareholder No 9B STOCK ISSUANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 102 800 0 ASTRAZENECA PLC AZN Annual Meeting Date: 04/29/2004 Issuer: 046353 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2 DECLARE FINAL PAYMENT OF DIVIDEND Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No 5 ELECTION OF DIRECTORS Management No 6 APPROVE RENUMERATION OF DIRECTORS Management No 7 ARTICLES OF ASSOCIATION Management No 8 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management No 9 ALLOT SECURITIES Shareholder No 10 ELIMINATE PREEMPTIVE RIGHTS Management No 11 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No 12 APPROVE RENUMERATION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 108 "1,500" 0 BARCLAYS PLC BCS Annual Meeting Date: 04/29/2004 Issuer: 06738E ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management No 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No 4 CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No 7 CHANGE STOCK EXCHANGE LISTING Management No 8 CHANGE STOCK EXCHANGE LISTING Management No 9 CHANGE STOCK EXCHANGE LISTING Management No 10 CHANGE STOCK EXCHANGE LISTING Management No 11 CHANGE STOCK EXCHANGE LISTING Management No 12 CHANGE STOCK EXCHANGE LISTING Management No 13 CHANGE STOCK EXCHANGE LISTING Management No 14 CHANGE STOCK EXCHANGE LISTING Management No 15 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 204 "1,200" 0 CHARTERED SEMICONDUCTOR MFG LTD CHRT Annual Meeting Date: 04/29/2004 Issuer: 16133R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2A1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2A2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2A3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 4 APPROVE RENUMERATION OF DIRECTORS Management No 5 APPROVE RENUMERATION OF DIRECTORS Management No 6 ADOPT STOCK PURCHASE PLAN Management No 7 ADOPT STOCK PURCHASE PLAN Management No 8A APPROVE ALLOTMENT OF EQUITY SECURITIES Shareholder No 8B ALLOT SECURITIES Shareholder No 8C AMEND STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 106 200 0 "TELEFONICA, S.A." TEF Annual Meeting Date: 04/30/2004 Issuer: 879382 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 APPROVE ACQUISITION AGREEMENT Management No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 6 AUTHORIZE LEGAL FORMALITIES Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 208 "1,099" 0 SAP AG SAP Annual Meeting Date: 05/06/2004 Issuer: 803054 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No 4 CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No 7 CHANGE STOCK EXCHANGE LISTING Management No 8 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 204 "1,300" 0 INTERNATIONAL POWER PLC IPR Annual Meeting Date: 05/11/2004 Issuer: 46018M ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 CHANGE STOCK EXCHANGE LISTING Management No O2 CHANGE STOCK EXCHANGE LISTING Management No O3 CHANGE STOCK EXCHANGE LISTING Management No O4 CHANGE STOCK EXCHANGE LISTING Management No O5 CHANGE STOCK EXCHANGE LISTING Management No O6 CHANGE STOCK EXCHANGE LISTING Management No O7 CHANGE STOCK EXCHANGE LISTING Management No S8 CHANGE STOCK EXCHANGE LISTING Management No S9 CHANGE STOCK EXCHANGE LISTING Management No S10 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 104 100 0 NORSK HYDRO ASA NHY Annual Meeting Date: 05/11/2004 Issuer: 656531 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No 3 ARTICLES OF ASSOCIATION Management No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 6 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 605 700 0 UNILEVER PLC UL Annual Meeting Date: 05/12/2004 Issuer: 904767 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management No 2 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management No 3 DIVIDEND Management No 4 ELECTION OF DIRECTORS Management No 21 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 22 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No 23 STOCK ISSUANCE Shareholder No 24 ELIMINATE PREEMPTIVE RIGHTS Management No 25 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No 26 APPROVE ARTICLE AMENDMENTS Management No 27 APPROVE ARTICLE AMENDMENTS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 704 500 0 TOTAL S.A. TOT Annual Meeting Date: 05/14/2004 Issuer: 89151E ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3 DIVIDEND Management No 4 ARTICLES OF ASSOCIATION Management No 5 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder No 6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 7 ELECTION OF DIRECTORS Management No 10 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 11 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 12 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 13 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 14 APPOINT AUDITORS Management No 15 APPOINT AUDITORS Management No 16 RATIFY ALTERNATE AUDITOR Management No 17 RATIFY ALTERNATE AUDITOR Management No 18 APPROVE RENUMERATION OF DIRECTORS Management No 19 MISCELLANEOUS COMPENSATION PLANS Management No 20 APPROVE ALLOTMENT OF EQUITY SECURITIES Shareholder No 21 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder No 22 ALLOT SECURITIES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 109 "1,700" 0 GLAXOSMITHKLINE PLC GSK Annual Meeting Date: 05/17/2004 Issuer: 37733W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O2 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No O3 MISCELLANEOUS CORPORATE GOVERNANCE Management No O4 MISCELLANEOUS CORPORATE GOVERNANCE Management No O5 MISCELLANEOUS CORPORATE GOVERNANCE Management No O6 MISCELLANEOUS CORPORATE GOVERNANCE Management No O7 MISCELLANEOUS CORPORATE GOVERNANCE Management No O8 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No O9 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No S10 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No S11 ELIMINATE PREEMPTIVE RIGHTS Management No S12 STOCK REPURCHASE PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 105 "2,599" 0 DEUTSCHE TELEKOM AG DT Annual Meeting Date: 05/18/2004 Issuer: 251566 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3 APPROVE PREVIOUS BOARD'S ACTIONS Management No 4 APPROVE PREVIOUS SUPERVISORY BOARD'S ACTIONS Management No 5 APPOINT AUDITORS Management No 6 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No 7 STOCK OPTION PLAN Management No 8 INCREASE SHARE CAPITAL Shareholder No 9 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 10 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 11 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 12 STOCK TRANSFER AGREEMENT Management No 13 APPROVE ARTICLE AMENDMENTS Management No 14 APPROVE ARTICLE AMENDMENTS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 105 "3,100" 0 AVENTIS S.A. AVE Annual Meeting Date: 05/19/2004 Issuer: 053561 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O3 DIVIDEND Management No O4 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management No O5 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder No O6 APPOINT AUDITORS Management No E7 ARTICLES OF ASSOCIATION Management No E8 ARTICLES OF ASSOCIATION Management No E9 ARTICLES OF ASSOCIATION Management No E10 ARTICLES OF ASSOCIATION Management No E11 APPROVE ISSUANCE OF WARRANTS Shareholder No O12 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O13 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O17 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O18 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O19 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O20 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 106 "1,000" 0 AVENTIS S.A. AVE Annual Meeting Date: 05/19/2004 Issuer: 053561 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O21 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No O22 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 106 "1,000" 0 BG GROUP PLC BRG Annual Meeting Date: 05/21/2004 Issuer: 055434 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 3 DIVIDEND Management No 4 ELECTION OF DIRECTORS Management No 9 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 10 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No 11 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management No 12 AMEND OMNIBUS STOCK OPTION PLAN Management No 13 APPROVE ALLOTMENT OF RELEVANT SECURITIES Shareholder No 14 ELIMINATE PREEMPTIVE RIGHTS Management No 15 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 203 600 0 CADBURY SCHWEPPES PLC CSG Annual Meeting Date: 05/21/2004 Issuer: 127209 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management No 2 DECLARE FINAL PAYMENT OF DIVIDEND Management No 3 APPROVE RENUMERATION OF DIRECTORS Management No 4 ELECTION OF DIRECTORS Management No 9 APPOINT AUDITORS Management No 10 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management No 11 ALLOT RELEVANT SECURITIES Shareholder No 12 ELIMINATE PREEMPTIVE RIGHTS Management No 13 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management No 14 AMEND STOCK OPTION PLAN Management No 15 AMEND LONG TERM INCENTIVE PLAN Management No 16 ADOPT OMNIBUS STOCK OPTION PLAN Management No 17 AMEND OMNIBUS STOCK OPTION PLAN Management No 18 MISCELLANEOUS COMPENSATION PLANS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 302 400 0 IMPERIAL CHEMICAL INDUSTRIES PLC ICI Annual Meeting Date: 05/26/2004 Issuer: 452704 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management No 2 ADOPT ACCOUNTS FOR PAST YEAR Management No 3 DECLARE FINAL PAYMENT OF DIVIDEND Management No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management No 5 MISCELLANEOUS CORPORATE GOVERNANCE Management No 6 MISCELLANEOUS CORPORATE GOVERNANCE Management No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management No 8 MISCELLANEOUS CORPORATE GOVERNANCE Management No 9 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 10 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 11 ADOPT OMNIBUS STOCK OPTION PLAN Management No 12 APPROVE ALLOTMENT OF EQUITY SECURITIES Shareholder No 13 ELIMINATE PREEMPTIVE RIGHTS Management No 14 MISCELLANEOUS CORPORATE GOVERNANCE Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 505 200 0 DELHAIZE GROUP DEG Special Meeting Date: 05/27/2004 Issuer: 29759W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management No 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 101 300 0 DELHAIZE GROUP DEG Annual Meeting Date: 05/27/2004 Issuer: 29759W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 5 APPROVE PREVIOUS BOARD'S ACTIONS Management No 6 APPROVE RENUMERATION OF DIRECTORS Management No 7 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 8 ELECTION OF DIRECTORS Management No 9A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9B MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9E MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9F MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9G MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9H MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9I MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9J MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 9K MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management No 10 ARTICLES OF ASSOCIATION Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 101 300 0 DEUTSCHE BANK AG DB Annual Meeting Date: 06/02/2004 Issuer: D18190 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No 4 CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No 7 CHANGE STOCK EXCHANGE LISTING Management No 8 CHANGE STOCK EXCHANGE LISTING Management No 9 CHANGE STOCK EXCHANGE LISTING Management No 10 CHANGE STOCK EXCHANGE LISTING Management No 2A CHANGE STOCK EXCHANGE LISTING Management No 2B CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 898 600 0 KONINKLIJKE AHOLD N.V. AHO Annual Meeting Date: 06/02/2004 Issuer: 500467 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3A CHANGE STOCK EXCHANGE LISTING Management No 3C CHANGE STOCK EXCHANGE LISTING Management No 3D CHANGE STOCK EXCHANGE LISTING Management No 4A CHANGE STOCK EXCHANGE LISTING Management No 4B CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 303 512 0 ALCATEL ALA Annual Meeting Date: 06/04/2004 Issuer: 013904 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No No 2 CHANGE STOCK EXCHANGE LISTING Management For No No 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management For No No 8 CHANGE STOCK EXCHANGE LISTING Management For No No 9 CHANGE STOCK EXCHANGE LISTING Management For No No 10 CHANGE STOCK EXCHANGE LISTING Management For No No 11 CHANGE STOCK EXCHANGE LISTING Management For No No 12 CHANGE STOCK EXCHANGE LISTING Management For No No 13 CHANGE STOCK EXCHANGE LISTING Management For No No 14 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 305 "1,400" "1,400" 6/4/04 AVENTIS S.A. AVE Annual Meeting Date: 06/11/2004 Issuer: 053561 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O3 DIVIDEND Management For No No O4 RECEIVE CONSOLIDATED FINANCIAL STATEMENTS Management For No No O5 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No O6 APPOINT AUDITORS Management For No No E7 ARTICLES OF ASSOCIATION Management For No No E8 ARTICLES OF ASSOCIATION Management For No No E9 ARTICLES OF ASSOCIATION Management For No No O10 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O11 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O12 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O13 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O17 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O18 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O19 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No O20 AUTHORIZE LEGAL FORMALITIES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 106 "1,100" "1,100" 6/4/04 HELLENIC TELECOMMUNICATIONS ORG. S.A OTE Annual Meeting Date: 06/17/2004 Issuer: 423325 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No No 2 CHANGE STOCK EXCHANGE LISTING Management For No No 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management For No No 8 CHANGE STOCK EXCHANGE LISTING Management For No No 9 CHANGE STOCK EXCHANGE LISTING Management For No No 10 CHANGE STOCK EXCHANGE LISTING Management For No No 11 CHANGE STOCK EXCHANGE LISTING Management For No No 12 CHANGE STOCK EXCHANGE LISTING Management For No No 13 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 307 "3,700" "3,700" 6/14/04 LUXOTTICA GROUP S.P.A. LUX Special Meeting Date: 06/17/2004 Issuer: 55068R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O2 CHANGE STOCK EXCHANGE LISTING Management For No O4 CHANGE STOCK EXCHANGE LISTING Management For No E1 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 202 600 600 6/7/04 NEC CORPORATION NIPNY Annual Meeting Date: 06/22/2004 Issuer: 629050 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No 2 CHANGE STOCK EXCHANGE LISTING Management For No 3 ELECTION OF DIRECTORS Management For No No 4A CHANGE STOCK EXCHANGE LISTING Management For No 4B CHANGE STOCK EXCHANGE LISTING Management For No 4C CHANGE STOCK EXCHANGE LISTING Management For No 5 CHANGE STOCK EXCHANGE LISTING Management For No 6 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 204 "2,700" "2,700" 6/14/04 SONY CORPORATION SNE Annual Meeting Date: 06/22/2004 Issuer: 835699 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy C1 ARTICLES OF ASSOCIATION Management For No No C2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No C3 MISCELLANEOUS CORPORATE ACTIONS Management For No No C4 MISCELLANEOUS CORPORATE ACTIONS Management For No No S5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 307 "1,500" "1,500" 6/14/04 "HONDA MOTOR CO., LTD." HMC Annual Meeting Date: 06/23/2004 Issuer: 438128 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 APPROVE ARTICLE AMENDMENTS Management For No No 3 ELECTION OF DIRECTORS Management For No No 4A PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 4B PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 4C PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 STOCK BONUS PLAN Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 308 "3,200" "3,200" 6/14/04 TOYOTA MOTOR CORPORATION TM Annual Meeting Date: 06/23/2004 Issuer: 892331 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No No 2 CHANGE STOCK EXCHANGE LISTING Management For No No 3 CHANGE STOCK EXCHANGE LISTING Management For No No 4 CHANGE STOCK EXCHANGE LISTING Management For No No 5 CHANGE STOCK EXCHANGE LISTING Management For No No 6 CHANGE STOCK EXCHANGE LISTING Management For No No 7 CHANGE STOCK EXCHANGE LISTING Management Against No No 8 CHANGE STOCK EXCHANGE LISTING Management Against No No 9 CHANGE STOCK EXCHANGE LISTING Management Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 307 "3,100" "3,100" 6/15/04 ROYAL DUTCH PETROLEUM COMPANY RD Annual Meeting Date: 06/28/2004 Issuer: 780257 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2B DIVIDEND Management For No No 2C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 7 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 804 "1,300" "1,300" 6/18/04 "SHELL TRANSPORT & TRADING COMPANY, P" SC Annual Meeting Date: 06/28/2004 Issuer: 822703 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 CHANGE STOCK EXCHANGE LISTING Management For No No O2 CHANGE STOCK EXCHANGE LISTING Management For No No O3 CHANGE STOCK EXCHANGE LISTING Management For No No O4 CHANGE STOCK EXCHANGE LISTING Management For No No O5 CHANGE STOCK EXCHANGE LISTING Management For No No O6 CHANGE STOCK EXCHANGE LISTING Management For No No O7 CHANGE STOCK EXCHANGE LISTING Management For No No O8 CHANGE STOCK EXCHANGE LISTING Management For No No O9 CHANGE STOCK EXCHANGE LISTING Management For No No S10 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 609 "1,500" "1,500" 6/18/04 WPP GROUP PLC WPPGY Annual Meeting Date: 06/28/2004 Issuer: 929309 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 2 DIVIDEND Management For No No 3 ELECTION OF DIRECTORS Management For No No 4 APPOINT AUDITORS AND APPROVE REMUNERATION Management For No No 5 APPROVE ALLOTMENT OF RELEVANT SECURITIES Shareholder For No No 6 APPROVE ALLOTMENT OF EQUITY SECURITIES Shareholder For No No 7 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 8 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 9 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No 10 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 11 APPROVE RENUMERATION OF DIRECTORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 300 100 100 6/18/04 ADECCO S.A. ADO Annual Meeting Date: 06/29/2004 Issuer: 006754 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 APPROVE APPROPRIATION OF DISPOSABLE PROFIT Management For No No 5 APPROVE PREVIOUS BOARD'S ACTIONS Management For No No 6A1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A7 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A8 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6A9 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6B1 APPOINT AUDITORS Management For No No 6B2 APPOINT AUDITORS Management For No No 7 ARTICLES OF ASSOCIATION Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 105 900 900 6/18/04 "MATSUSHITA ELECTRIC INDUSTRIAL CO.," MC Annual Meeting Date: 06/29/2004 Issuer: 576879 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 ARTICLES OF ASSOCIATION Management For No No 3 ELECTION OF DIRECTORS Management For No No 4A PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 4B PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 209 "3,400" "3,400" 6/18/04 "MITSUBISHI TOKYO FINANCIAL GROUP, IN" MTF Annual Meeting Date: 06/29/2004 Issuer: 606816 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No 2 CHANGE STOCK EXCHANGE LISTING Management For No 3 CHANGE STOCK EXCHANGE LISTING Management For No 4 CHANGE STOCK EXCHANGE LISTING Management For No 5 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 106 "7,700" "7,700" 6/21/04 NIPPON TELEGRAPH & TELEPHONE CORPORA NTT Annual Meeting Date: 06/29/2004 Issuer: 654624 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 3 ARTICLES OF ASSOCIATION Management For No No 4 ELECTION OF DIRECTORS Management For No No 5 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 6 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 105 "5,200" "5,200" 6/18/04 TDK CORPORATION TDK Annual Meeting Date: 06/29/2004 Issuer: 872351 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2 APPROVE ARTICLE AMENDMENTS Management For No No 3 ACQUISITION AGREEMENT Management For No No 4 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 APPOINT AUDITORS Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT INTERNATIONAL STOCK PORTFOLIO 1856084500 408 200 200 6/18/04 ANIA EQUITY INCOME PORTFOLIO TENET HEALTHCARE CORPORATION THC Annual Meeting Date: 07/23/2003 Issuer: 88033G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "1,700" "1,700" 6/27/03 "ZIMMER HOLDINGS, INC." ZMH Special Meeting Date: 08/21/2003 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE ACTIONS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 600 600 7/18/03 H.J. HEINZ COMPANY HNZ Annual Meeting Date: 09/12/2003 Issuer: 423074 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "3,000" "3,000" 8/19/03 "CONAGRA FOODS, INC." CAG Annual Meeting Date: 09/25/2003 Issuer: 205887 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "6,000" "6,000" 9/3/03 GENERAL MOTORS CORPORATION GM Consent Meeting Date: 10/03/2003 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE CHARTER AMENDMENT Management For No No 2 APPROVE CHARTER AMENDMENT Management For No No 3 MISCELLANEOUS CORPORATE ACTIONS Management For No No 4 AUTHORIZE SALE OF ASSETS Management For No No 5 ACQUISITION AGREEMENT Management For No No 6 AMEND BYLAW/CHARTER Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 105 "3,400" "3,400" 9/24/03 THE PROCTER & GAMBLE COMPANY PG Annual Meeting Date: 10/14/2003 Issuer: 742718 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "3,100" "3,100" 10/10/03 SARA LEE CORPORATION SLE Annual Meeting Date: 10/30/2003 Issuer: 803111 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder Against No No 4 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "7,100" "7,100" 10/15/03 "CISCO SYSTEMS, INC." CSCO Annual Meeting Date: 11/11/2003 Issuer: 17275R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND STOCK PURCHASE PLAN TO INCREASE SHARES Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "11,800" "11,800" 10/24/03 MICROSOFT CORPORATION MSFT Annual Meeting Date: 11/11/2003 Issuer: 594918 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "20,600" "20,600" 10/24/03 "ALLEGHENY ENERGY, INC." AYE Annual Meeting Date: 11/14/2003 Issuer: 017361 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 9 S/H PROPOSAL - DECLASSIFY BOARD Shareholder For Yes No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "3,400" "3,400" 10/24/03 "HEALTH MANAGEMENT ASSOCIATES, INC." HMA Annual Meeting Date: 02/17/2004 Issuer: 421933 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "4,000" "4,000" 1/13/04 THE WALT DISNEY COMPANY DIS Annual Meeting Date: 03/03/2004 Issuer: 254687 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 4 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 5 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "11,400" "11,400" 3/3/04 BANK OF AMERICA CORPORATION BAC Special Meeting Date: 03/17/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management For No No 2 AMEND STOCK OPTION PLAN Management For No No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 4 APPROVE MOTION TO ADJOURN MEETING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "6,700" "6,700" 3/2/04 TRAVELERS PROPERTY CASUALTY CORP. TAPA Special Meeting Date: 03/19/2004 Issuer: 89420G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 406 "1,554" "1,554" 2/23/04 AMER NATL INV ACCT MANAGED PORT 1856060000 109 710 710 2/23/04 FEDERAL HOME LOAN MORTGAGE CORPORATI FRE Annual Meeting Date: 03/31/2004 Issuer: 313400 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 301 "3,900" "3,900" 3/30/04 "BECKMAN COULTER, INC." BEC Annual Meeting Date: 04/01/2004 Issuer: 075811 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "3,900" "3,900" 3/15/04 CATERPILLAR INC. CAT Annual Meeting Date: 04/14/2004 Issuer: 149123 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 AMEND STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 5 S/H PROPOSAL - SPIN-OFF/SELL COMPANY ASSETS Shareholder Against No No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "2,400" "2,400" 3/10/04 SCHLUMBERGER LIMITED (SCHLUMBERGER N SLB Annual Meeting Date: 04/14/2004 Issuer: 806857 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 108 "2,000" "2,000" 3/15/04 BP P.L.C. BP Annual Meeting Date: 04/15/2004 Issuer: 055622 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 7 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 8 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 9 ARTICLES OF ASSOCIATION Management For No No 10 ALLOT SECURITIES Shareholder For No No 11 ALLOT SECURITIES Shareholder For No No 12 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 13 SHARE SCHEME Management For No No 14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 17 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "4,500" "4,500" 3/31/04 TEXAS INSTRUMENTS INCORPORATED TXN Annual Meeting Date: 04/15/2004 Issuer: 882508 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "3,100" "3,100" 3/15/04 CITIGROUP INC. C Annual Meeting Date: 04/20/2004 Issuer: 172967 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "11,633" "11,633" 3/18/04 MORGAN STANLEY MWD Annual Meeting Date: 04/20/2004 Issuer: 617446 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder For Yes No "$100,000 " 4 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder For Yes No VOTE 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 448 "7,600" "7,600" 3/10/04 U.S. BANCORP USB Annual Meeting Date: 04/20/2004 Issuer: 902973 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 304 "11,000" "11,000" 3/15/04 WHIRLPOOL CORPORATION WHR Annual Meeting Date: 04/20/2004 Issuer: 963320 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "1,700" "1,700" 3/30/04 THE COCA-COLA COMPANY KO Annual Meeting Date: 04/21/2004 Issuer: 191216 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For No No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "6,200" "6,200" 4/12/04 ALLTEL CORPORATION AT Annual Meeting Date: 04/22/2004 Issuer: 020039 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "1,700" "1,700" 3/17/04 JOHNSON & JOHNSON JNJ Annual Meeting Date: 04/22/2004 Issuer: 478160 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "6,400" "6,400" 3/15/04 LOCKHEED MARTIN CORPORATION LMT Annual Meeting Date: 04/22/2004 Issuer: 539830 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 4 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 5 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder For Yes No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "4,300" "4,300" 3/22/04 PFIZER INC. PFE Annual Meeting Date: 04/22/2004 Issuer: 717081 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 ADOPT STOCK OPTION PLAN Management For No No 4 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 5 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 9 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder Against No No 10 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "22,740" "22,740" 3/17/04 SENSIENT TECHNOLOGIES CORPORATION SXT Annual Meeting Date: 04/22/2004 Issuer: 81725T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 3 STOCK PERFORMANCE PLANS Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "3,200" "3,200" 3/24/04 WYETH WYE Annual Meeting Date: 04/22/2004 Issuer: 983024 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 4 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "3,200" "3,200" 3/24/04 THE STANLEY WORKS SWK Annual Meeting Date: 04/23/2004 Issuer: 854616 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder No "$100,000 " Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "3,200" 0 WEINGARTEN REALTY INVESTORS WRI Annual Meeting Date: 04/23/2004 Issuer: 948741 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "5,350" "5,350" 3/24/04 AMEREN CORPORATION AEE Annual Meeting Date: 04/27/2004 Issuer: 023608 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "2,800" "2,800" 4/1/04 BANTA CORPORATION BN Annual Meeting Date: 04/27/2004 Issuer: 066821 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "2,900" 0 EXELON CORPORATION EXC Annual Meeting Date: 04/27/2004 Issuer: 30161N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 800 800 4/1/04 INTERNATIONAL BUSINESS MACHINES CORP IBM Annual Meeting Date: 04/27/2004 Issuer: 459200 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 AMEND LONG TERM INCENTIVE PLAN Management For No No 5 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 7 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 8 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 9 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "1,900" "1,900" 3/15/04 "MERCK & CO., INC." MRK Annual Meeting Date: 04/27/2004 Issuer: 589331 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 DECLASSIFY BOARD Management For No No 4 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 5 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 6 S/H PROPOSAL - REQUIRE SHAREHOLDER APPROVAL OF Shareholder Against No No BUSINESS COMBINATION 7 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 8 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "5,300" "5,300" 3/17/04 "THE PNC FINANCIAL SERVICES GROUP, IN" PNC Annual Meeting Date: 04/27/2004 Issuer: 693475 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 105 "5,500" "5,500" 3/30/04 WELLS FARGO & COMPANY WFC Annual Meeting Date: 04/27/2004 Issuer: 949746 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "7,100" "7,100" 4/7/04 "ALLERGAN, INC." AGN Annual Meeting Date: 04/28/2004 Issuer: 018490 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "1,700" "1,700" 4/6/04 "ANHEUSER-BUSCH COMPANIES, INC." BUD Annual Meeting Date: 04/28/2004 Issuer: 035229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "3,200" "3,200" 3/17/04 BRUNSWICK CORPORATION BC Annual Meeting Date: 04/28/2004 Issuer: 117043 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 900 900 4/1/04 CHEVRONTEXACO CORPORATION CVX Annual Meeting Date: 04/28/2004 Issuer: 166764 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 SHAREHOLDER RIGHTS PLAN Management For No No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 8 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 9 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "2,750" "2,750" 4/13/04 E. I. DU PONT DE NEMOURS AND COMPANY DD Annual Meeting Date: 04/28/2004 Issuer: 263534 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "1,900" "1,900" 4/6/04 GENERAL ELECTRIC COMPANY GE Annual Meeting Date: 04/28/2004 Issuer: 369604 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 0A ELECTION OF DIRECTORS Management Yes No 0B RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 0C ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN Management For No No 1 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 2 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No 3 S/H PROPOSAL - OPT OUT OF ANTI-TAKEOVER STATUTE Shareholder Against No No 4 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 7 S/H PROPOSAL - ELIMINATE CUMULATIVE VOTING Shareholder For Yes No 8 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 9 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - ENHANCE STOCK VALUE VIA MERGER/SALE Shareholder Against No No 13 S/H PROPOSAL - OVERRIDE CSA VOTE RESTRICTIONS Shareholder For Yes No 14 S/H PROPOSAL - REQUIRE MAJORITY OF DIRECTORS Shareholder For Yes No TO BE INDEPENDENT 15 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "19,450" "19,450" 3/15/04 PIPER JAFFRAY COMPANIES PJC Annual Meeting Date: 04/28/2004 Issuer: 724078 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND LONG TERM INCENTIVE PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 110 0 VERIZON COMMUNICATIONS INC. VZ Annual Meeting Date: 04/28/2004 Issuer: 92343V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No 4 S/H PROPOSAL - LIMIT COMPENSATION Shareholder No 5 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 6 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 8 STOCK TRANSFER AGREEMENT Management No 9 MISCELLANEOUS COMPENSATION PLANS Management No 10 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 11 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "2,510" 0 "W.W. GRAINGER, INC." GWW Annual Meeting Date: 04/28/2004 Issuer: 384802 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "2,400" "2,400" 4/1/04 "ALTRIA GROUP, INC." MO Annual Meeting Date: 04/29/2004 Issuer: 02209S ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - TOBACCO Shareholder Against No No 4 S/H PROPOSAL - TOBACCO Shareholder Against No No 5 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 6 S/H PROPOSAL - TOBACCO Shareholder For Yes No 7 S/H PROPOSAL - TOBACCO Shareholder For Yes No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "2,500" "2,500" 4/6/04 KIMBERLY-CLARK CORPORATION KMB Annual Meeting Date: 04/29/2004 Issuer: 494368 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Withheld Yes No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "2,300" "2,300" 4/6/04 "AMERICAN STANDARD COMPANIES, INC." ASD Annual Meeting Date: 05/04/2004 Issuer: 029712 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "1,400" "1,400" 4/12/04 BRISTOL-MYERS SQUIBB COMPANY BMY Annual Meeting Date: 05/04/2004 Issuer: 110122 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No 6 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 7 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 108 "6,200" "6,200" 4/12/04 DANAHER CORPORATION DHR Annual Meeting Date: 05/04/2004 Issuer: 235851 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND STOCK OPTION PLAN Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "2,100" 0 "PLUM CREEK TIMBER COMPANY, INC." PCL Annual Meeting Date: 05/04/2004 Issuer: 729251 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - ADOPT/IMPLEMENT CERES PRINCIPLES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 108 "7,700" 0 USF CORPORATION USFC Annual Meeting Date: 05/04/2004 Issuer: 91729Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "2,900" 0 EMC CORPORATION EMC Annual Meeting Date: 05/05/2004 Issuer: 268648 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND STOCK OPTION PLAN TO INCREASE SHARES Management No 3 AMEND STOCK PURCHASE PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "6,400" 0 "PEPSICO, INC." PEP Annual Meeting Date: 05/05/2004 Issuer: 713448 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 5 S/H PROPOSAL - HEALTH ISSUES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 108 "4,500" 0 SEALED AIR CORPORATION SEE Annual Meeting Date: 05/05/2004 Issuer: 81211K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "2,300" 0 WISCONSIN ENERGY CORPORATION WEC Annual Meeting Date: 05/05/2004 Issuer: 976657 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "1,700" 0 ANADARKO PETROLEUM CORPORATION APC Annual Meeting Date: 05/06/2004 Issuer: 032511 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "2,759" 0 "PUBLIC STORAGE, INC." PSA Annual Meeting Date: 05/06/2004 Issuer: 74460D ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "5,300" 0 "HEALTH CARE PROPERTY INVESTORS, INC." HCP Annual Meeting Date: 05/07/2004 Issuer: 421915 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 3 DECLASSIFY BOARD Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "11,600" 0 "STARWOOD HOTELS & RESORTS WORLDWIDE," HOT Annual Meeting Date: 05/07/2004 Issuer: 85590A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 203 "7,900" 0 "ZIMMER HOLDINGS, INC." ZMH Annual Meeting Date: 05/10/2004 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 700 0 3M COMPANY MMM Annual Meeting Date: 05/11/2004 Issuer: 88579Y ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "1,800" 0 INTERNATIONAL PAPER COMPANY IP Annual Meeting Date: 05/11/2004 Issuer: 460146 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND LONG TERM INCENTIVE PLAN Management No 4 AMEND LONG TERM INCENTIVE PLAN Management No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "1,200" 0 NEWELL RUBBERMAID INC. NWL Annual Meeting Date: 05/12/2004 Issuer: 651229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "3,600" 0 "ALLEGHENY ENERGY, INC." AYE Annual Meeting Date: 05/13/2004 Issuer: 017361 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ELIMINATE CUMULATIVE VOTING Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 ADOPT INCENTIVE STOCK OPTION PLAN Management No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 6 VOTING RIGHTS Management No 7 VOTING RIGHTS Management No 8 MISCELLANEOUS CORPORATE GOVERNANCE Management No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 10 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No 11 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 12 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 13 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 14 S/H PROPOSAL - REINCORPORATE IN OTHER STATE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 106 "3,400" 0 AMGEN INC. AMGN Annual Meeting Date: 05/13/2004 Issuer: 031162 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3A MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 3B S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "2,300" 0 FORD MOTOR COMPANY F Annual Meeting Date: 05/13/2004 Issuer: 345370 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 860 "16,163" 0 THE DOW CHEMICAL COMPANY DOW Annual Meeting Date: 05/13/2004 Issuer: 260543 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 APPROVE CHARTER AMENDMENT Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "2,800" 0 "LIMITED BRANDS, INC." LTD Annual Meeting Date: 05/17/2004 Issuer: 532716 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "6,400" 0 "WATSON PHARMACEUTICALS, INC." WPI Annual Meeting Date: 05/17/2004 Issuer: 942683 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "4,200" 0 CENTERPOINT PROPERTIES TRUST CNT Annual Meeting Date: 05/18/2004 Issuer: 151895 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy A ELECTION OF DIRECTORS Management No B APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 109 "7,300" 0 "COX COMMUNICATIONS, INC." COX Annual Meeting Date: 05/18/2004 Issuer: 224044 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT STOCK PURCHASE PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "1,800" 0 NORTHROP GRUMMAN CORPORATION NOC Annual Meeting Date: 05/18/2004 Issuer: 666807 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - MILITARY/WEAPONS Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "2,200" 0 "AMERICAN INTERNATIONAL GROUP, INC." AIG Annual Meeting Date: 05/19/2004 Issuer: 026874 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management No 3 ADOPT DIRECTOR STOCK OPTION PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "6,100" 0 INTEL CORPORATION INTC Annual Meeting Date: 05/19/2004 Issuer: 458140 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No 5 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 6 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "12,900" 0 "CONSTELLATION ENERGY GROUP, INC." CEG Annual Meeting Date: 05/21/2004 Issuer: 210371 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "4,400" 0 "FEDERATED DEPARTMENT STORES, INC." FD Annual Meeting Date: 05/21/2004 Issuer: 31410H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND INCENTIVE STOCK OPTION PLAN TO INCREASE Management No SHARES 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "6,100" 0 TIME WARNER INC. TWX Annual Meeting Date: 05/21/2004 Issuer: 887317 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 4 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 105 "10,600" 0 J.P. MORGAN CHASE & CO. JPM Annual Meeting Date: 05/25/2004 Issuer: 46625H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE MERGER AGREEMENT Management No 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 ADOPT OMNIBUS STOCK OPTION PLAN Management No 5 APPROVE MOTION TO ADJOURN MEETING Management No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 8 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder No 9 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 11 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 12 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 13 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "11,750" 0 BANK OF AMERICA CORPORATION BAC Annual Meeting Date: 05/26/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 5 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 104 "6,700" 0 EXXON MOBIL CORPORATION XOM Annual Meeting Date: 05/26/2004 Issuer: 30231G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 5 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 6 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 9 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 10 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 11 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "13,600" 0 "KROLL, INC." KROL Annual Meeting Date: 05/26/2004 Issuer: 501049 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 100 "4,600" 0 THE SOUTHERN COMPANY SO Annual Meeting Date: 05/26/2004 Issuer: 842587 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT NON-EMPLOYEE DIRECTOR PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "1,700" 0 "LOWE'S COMPANIES, INC." LOW Annual Meeting Date: 05/28/2004 Issuer: 548661 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "3,100" 0 GENERAL MOTORS CORPORATION GM Annual Meeting Date: 06/02/2004 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 4 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 7 S/H PROPOSAL - ENVIRONMENTAL Shareholder No 8 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 9 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 105 "3,700" 0 INGERSOLL-RAND COMPANY LIMITED IR Annual Meeting Date: 06/02/2004 Issuer: G4776G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 APPROVE CHARTER AMENDMENT Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 S/H PROPOSAL - REINCORPORATE IN OTHER STATE Shareholder No 7 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 101 "3,100" 0 "CENTERPOINT ENERGY, INC." CNP Annual Meeting Date: 06/03/2004 Issuer: 15189T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 2 ELECTION OF DIRECTORS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - REINCORPORATE OUT OF DELAWARE Shareholder No 5 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 6 TRANSACT OTHER BUSINESS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 107 "4,100" 0 "WAL-MART STORES, INC." WMT Annual Meeting Date: 06/04/2004 Issuer: 931142 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 4 ADOPT STOCK PURCHASE PLAN Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 6 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 7 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 8 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 9 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 11 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 103 "9,500" "9,500" 6/4/04 "PRUDENTIAL FINANCIAL, INC." PRU Annual Meeting Date: 06/08/2004 Issuer: 744320 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No 4 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 102 "6,900" "6,900" 6/7/04 ROYAL DUTCH PETROLEUM COMPANY RD Annual Meeting Date: 06/28/2004 Issuer: 780257 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2B DIVIDEND Management For No No 2C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 3 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 6 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 7 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT MANAGED PORT 1856060000 804 "6,100" "6,100" 6/18/04 ANIA SMALL-CAP/MID-CAP PORTFOLIO FLAMEL TECHNOLOGIES S.A. FLML Special Meeting Date: 07/31/2003 Issuer: 338488 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No 2 CHANGE STOCK EXCHANGE LISTING Management For No 3 CHANGE STOCK EXCHANGE LISTING Management For No 4 CHANGE STOCK EXCHANGE LISTING Management For No 5 CHANGE STOCK EXCHANGE LISTING Management For No 6 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "2,500" "2,500" 7/21/03 TIVO INC. TIVO Annual Meeting Date: 08/06/2003 Issuer: 888706 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 108 "2,000" "2,000" 7/15/03 "NPS PHARMACEUTICALS, INC." NPSP Annual Meeting Date: 08/21/2003 Issuer: 62936P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No 3 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 4 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 "1,000" "1,000" 8/6/03 "UTSTARCOM, INC." UTSI Special Meeting Date: 09/24/2003 Issuer: 918076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 "3,000" "3,000" 9/3/03 "OMNIVISION TECHNOLOGIES, INC." OVTI Annual Meeting Date: 10/01/2003 Issuer: 682128 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 4 AMEND OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 "1,400" "1,400" 9/24/03 AVANEX CORPORATION AVNX Annual Meeting Date: 11/06/2003 Issuer: 05348W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "2,000" "2,000" 10/27/03 FLAMEL TECHNOLOGIES S.A. FLML Special Meeting Date: 11/07/2003 Issuer: 338488 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No 2 CHANGE STOCK EXCHANGE LISTING Management For No 3 CHANGE STOCK EXCHANGE LISTING Management For No 4 CHANGE STOCK EXCHANGE LISTING Management For No 5 CHANGE STOCK EXCHANGE LISTING Management For No 6 CHANGE STOCK EXCHANGE LISTING Management For No 7 CHANGE STOCK EXCHANGE LISTING Management For No 8 CHANGE STOCK EXCHANGE LISTING Management For No 9 CHANGE STOCK EXCHANGE LISTING Management For No 10 CHANGE STOCK EXCHANGE LISTING Management For No 11 CHANGE STOCK EXCHANGE LISTING Management For No 12 CHANGE STOCK EXCHANGE LISTING Management For No 13 CHANGE STOCK EXCHANGE LISTING Management For No 14 CHANGE STOCK EXCHANGE LISTING Management For No 15 CHANGE STOCK EXCHANGE LISTING Management For No 16 CHANGE STOCK EXCHANGE LISTING Management For No 17 CHANGE STOCK EXCHANGE LISTING Management For No 18 CHANGE STOCK EXCHANGE LISTING Management For No 19 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "2,000" "2,000" 10/31/03 SINOPEC SHANGHAI PETROCHEMICAL CO. L SHI Special Meeting Date: 11/21/2003 Issuer: 82935M ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management For No 2 CHANGE STOCK EXCHANGE LISTING Management For No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 200 200 10/31/03 "GOLDEN TELECOM, INC." GLDN Special Meeting Date: 11/28/2003 Issuer: 38122G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 STOCK CONVERSION Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 107 "1,000" "1,000" 11/21/03 COMTECH TELECOMMUNICATIONS CORP. CMTL Annual Meeting Date: 12/09/2003 Issuer: 205826 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 209 400 400 12/4/03 "CHINDEX INTERNATIONAL, INC." CHDX Special Meeting Date: 12/23/2003 Issuer: 169467 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 2 AMEND ARTICLES/BYLAW/CHARTER-ORGANIZATION RELATED Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 107 400 400 12/4/03 "SCHNITZER STEEL INDUSTRIES, INC." SCHN Annual Meeting Date: 01/26/2004 Issuer: 806882 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 S/H PROPOSAL - REQUIRE MAJORITY OF DIRECTORS Shareholder Against No No TO BE INDEPENDENT Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 106 600 600 1/13/04 "D.R. HORTON, INC." DHI Annual Meeting Date: 01/29/2004 Issuer: 23331A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 3 TRANSACT OTHER BUSINESS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 500 500 1/27/04 FAIR ISAAC CORPORATION FIC Annual Meeting Date: 02/02/2004 Issuer: 303250 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 104 200 200 1/27/04 "ROCKWELL AUTOMATION, INC." ROK Annual Meeting Date: 02/04/2004 Issuer: 773903 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy A ELECTION OF DIRECTORS Management For No No B RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No C AMEND INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 600 600 1/27/04 JOY GLOBAL INC. JOYG Annual Meeting Date: 02/24/2004 Issuer: 481165 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 108 "1,700" "1,700" 1/27/04 "APPLIED SIGNAL TECHNOLOGY, INC." APSG Annual Meeting Date: 03/10/2004 Issuer: 038237 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 3 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 400 400 3/10/04 HEADWATERS INCORPORATED HDWR Annual Meeting Date: 03/12/2004 Issuer: 42210P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 3 AMEND OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 400 400 3/10/04 "JUNIPER NETWORKS, INC." JNPR Special Meeting Date: 04/16/2004 Issuer: 48203R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPROVE REORGANIZATION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 104 "1,800" "1,800" 3/30/04 "PERKINELMER, INC." PKI Annual Meeting Date: 04/27/2004 Issuer: 714046 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "1,600" 0 "NII HOLDINGS, INC." NIHD Annual Meeting Date: 04/28/2004 Issuer: 62913F ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy I ELECTION OF DIRECTORS Management No II APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No III ADOPT INCENTIVE STOCK OPTION PLAN Management No IV APPROVE ANNUAL MEETING DATE/TIME CHANGE Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 201 "1,800" 0 THE AES CORPORATION AES Annual Meeting Date: 04/28/2004 Issuer: 00130H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management Yes No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 105 "4,000" "4,000" 4/1/04 SILICON LABORATORIES INC. SLAB Annual Meeting Date: 04/29/2004 Issuer: 826919 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 "1,000" "1,000" 4/6/04 BRUSH ENGINEERED MATERIALS INC. BW Annual Meeting Date: 05/04/2004 Issuer: 117421 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 107 "1,200" 0 PETROKAZAKHSTAN INC. PKZ Annual Meeting Date: 05/04/2004 Issuer: 71649P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE Management No 2 APPOINT AUDITORS AND APPROVE REMUNERATION Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 "1,600" 0 "PLUM CREEK TIMBER COMPANY, INC." PCL Annual Meeting Date: 05/04/2004 Issuer: 729251 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - ADOPT/IMPLEMENT CERES PRINCIPLES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 108 "1,600" 0 RAMBUS INC. RMBS Annual Meeting Date: 05/04/2004 Issuer: 750917 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 106 "1,500" 0 FORDING CANADIAN COAL TRUST FDG Annual Meeting Date: 05/06/2004 Issuer: 345425 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 APPOINT AUDITORS AND APPROVE REMUNERATION Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 "1,400" 0 FREEPORT-MCMORAN COPPER & GOLD INC. FCX Annual Meeting Date: 05/06/2004 Issuer: 35671D ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 ADOPT OMNIBUS STOCK OPTION PLAN Management No 4 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 857 "1,000" 0 "EVERGREEN RESOURCES, INC." EVG Annual Meeting Date: 05/07/2004 Issuer: 299900 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 308 "1,600" 0 VEECO INSTRUMENTS INC. VECO Annual Meeting Date: 05/07/2004 Issuer: 922417 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND STOCK PURCHASE PLAN Management No 3 AMEND STOCK OPTION PLAN Management No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 "1,400" 0 "INFOSPACE, INC." INSP Annual Meeting Date: 05/10/2004 Issuer: 45678T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 201 600 0 "HUANENG POWER INTERNATIONAL, INC." HNP Annual Meeting Date: 05/11/2004 Issuer: 443304 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management No 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No 4 CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No 7 CHANGE STOCK EXCHANGE LISTING Management No 8 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 800 0 ACAMBIS PLC ACAM Annual Meeting Date: 05/12/2004 Issuer: 004286 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management No 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No 4 CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No 7 CHANGE STOCK EXCHANGE LISTING Management No 8 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 400 0 AMCOL INTERNATIONAL CORPORATION ACO Annual Meeting Date: 05/13/2004 Issuer: 02341W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 "1,200" 0 "NARA BANCORP, INC." NARA Annual Meeting Date: 05/13/2004 Issuer: 63080P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 105 "1,400" 0 TEKELEC TKLC Annual Meeting Date: 05/14/2004 Issuer: 879101 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND STOCK OPTION PLAN TO INCREASE SHARES Management No 3 AMEND OMNIBUS STOCK OPTION PLAN Management No 4 AMEND NON-EMPLOYEE DIRECTOR PLAN TO INCREASE SHARES Management No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 "1,200" 0 "ATHEROS COMMUNICATIONS, INC." ATHR Annual Meeting Date: 05/18/2004 Issuer: 04743P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 108 "1,500" 0 PETROCHINA COMPANY LIMITED PTR Annual Meeting Date: 05/18/2004 Issuer: 71646E ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 CHANGE STOCK EXCHANGE LISTING Management No 2 CHANGE STOCK EXCHANGE LISTING Management No 3 CHANGE STOCK EXCHANGE LISTING Management No 4 CHANGE STOCK EXCHANGE LISTING Management No 5 CHANGE STOCK EXCHANGE LISTING Management No 6 CHANGE STOCK EXCHANGE LISTING Management No 7A CHANGE STOCK EXCHANGE LISTING Management No 7B CHANGE STOCK EXCHANGE LISTING Management No 7C CHANGE STOCK EXCHANGE LISTING Management No 8A CHANGE STOCK EXCHANGE LISTING Management No 8B CHANGE STOCK EXCHANGE LISTING Management No 9 CHANGE STOCK EXCHANGE LISTING Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 600 0 THE ST. JOE COMPANY JOE Annual Meeting Date: 05/18/2004 Issuer: 790148 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 ELIMINATE PREEMPTIVE RIGHTS Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 200 0 ASSET ACCEPTANCE CAPITAL CORP. AACC Annual Meeting Date: 05/19/2004 Issuer: 04543P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 "2,600" 0 "JUNIPER NETWORKS, INC." JNPR Annual Meeting Date: 05/19/2004 Issuer: 48203R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 104 "1,800" 0 SEPRACOR INC. SEPR Annual Meeting Date: 05/19/2004 Issuer: 817315 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 104 400 0 "WEBEX COMMUNICATIONS, INC." WEBX Annual Meeting Date: 05/19/2004 Issuer: 94767L ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "1,200" 0 "ADVANCED FIBRE COMMUNICATIONS, INC." AFCI Annual Meeting Date: 05/20/2004 Issuer: 00754A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 105 "1,200" 0 "GOLDEN TELECOM, INC." GLDN Annual Meeting Date: 05/20/2004 Issuer: 38122G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 107 "1,200" 0 RAYONIER INC. RYN Annual Meeting Date: 05/20/2004 Issuer: 754907 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 3 AMEND OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 "1,400" 0 YAHOO] INC. YHOO Annual Meeting Date: 05/21/2004 Issuer: 984332 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND STOCK PURCHASE PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 4 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 106 600 0 "CERADYNE, INC." CRDN Annual Meeting Date: 05/24/2004 Issuer: 156710 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 105 900 0 AVICI SYSTEMS INC. AVCI Annual Meeting Date: 05/26/2004 Issuer: 05367L ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 AMEND INCENTIVE STOCK OPTION PLAN Management No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 802 800 0 QLT INC. QLTI Annual Meeting Date: 05/26/2004 Issuer: 746927 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 APPOINT AUDITORS AND APPROVE REMUNERATION Management No 2 FIX NUMBER OF DIRECTORS Management No 3 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 "2,100" 0 TRANSMETA CORPORATION TMTA Annual Meeting Date: 05/26/2004 Issuer: 89376R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "7,000" 0 XM SATELLITE RADIO HOLDINGS INC. XMSR Annual Meeting Date: 05/27/2004 Issuer: 983759 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 101 "1,400" 0 BUNGE LIMITED BG Annual Meeting Date: 05/28/2004 Issuer: G16962 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 MISCELLANEOUS CORPORATE GOVERNANCE Management No 2 MISCELLANEOUS CORPORATE GOVERNANCE Management No 3 MISCELLANEOUS CORPORATE GOVERNANCE Management No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 6 ADOPT OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 105 "1,600" 0 GEN-PROBE INCORPORATED GPRO Annual Meeting Date: 05/28/2004 Issuer: 36866T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 103 900 0 MARVELL TECHNOLOGY GROUP LTD. MRVL Annual Meeting Date: 05/28/2004 Issuer: G5876H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3 AMEND OMNIBUS STOCK OPTION PLAN Management No 4 APPROVE STOCK SPLIT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 105 "1,600" 0 CORE LABORATORIES N.V. CLB Annual Meeting Date: 06/02/2004 Issuer: N22717 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management No 2 RECEIVE DIRECTORS' REPORT Management No 3 MISCELLANEOUS SHAREHOLDER EQUITY Shareholder No 4 MISCELLANEOUS CORPORATE GOVERNANCE Management No 5 MISCELLANEOUS CORPORATE GOVERNANCE Management No 6 MISCELLANEOUS CORPORATE GOVERNANCE Management No 7 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 107 800 0 DOUBLECLICK INC. DCLK Annual Meeting Date: 06/07/2004 Issuer: 258609 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 304 800 800 6/7/04 TSAKOS ENERGY NAVIGATION LTD TNP Annual Meeting Date: 06/07/2004 Issuer: G9108L ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RECEIVE DIRECTORS' REPORT Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 4 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 5 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 108 "1,400" "1,400" 6/4/04 "AFFYMETRIX, INC." AFFX Annual Meeting Date: 06/10/2004 Issuer: 00826T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 108 "1,200" "1,200" 6/7/04 CELGENE CORPORATION CELG Annual Meeting Date: 06/15/2004 Issuer: 151020 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AUTHORIZE STOCK INCREASE Shareholder For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 104 800 800 6/14/04 "ELAN CORPORATION, PLC" ELN Annual Meeting Date: 06/17/2004 Issuer: 284131 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 CHANGE STOCK EXCHANGE LISTING Management For No No O2 CHANGE STOCK EXCHANGE LISTING Management For No No O3 CHANGE STOCK EXCHANGE LISTING Management For No No O4 CHANGE STOCK EXCHANGE LISTING Management For No No O5 CHANGE STOCK EXCHANGE LISTING Management For No No O6 CHANGE STOCK EXCHANGE LISTING Management For No No O7 CHANGE STOCK EXCHANGE LISTING Management For No No S8 CHANGE STOCK EXCHANGE LISTING Management For No No S9 CHANGE STOCK EXCHANGE LISTING Management For No No S10 CHANGE STOCK EXCHANGE LISTING Management For No No S11 CHANGE STOCK EXCHANGE LISTING Management For No No S12 CHANGE STOCK EXCHANGE LISTING Management For No No S13 CHANGE STOCK EXCHANGE LISTING Management For No No S14 CHANGE STOCK EXCHANGE LISTING Management For No No S15 CHANGE STOCK EXCHANGE LISTING Management For No No S16 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 208 "2,800" "2,800" 6/7/04 VICOR CORPORATION VICR Annual Meeting Date: 06/17/2004 Issuer: 925815 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 500 500 6/14/04 AXONYX INC. AXYX Annual Meeting Date: 06/22/2004 Issuer: 05461R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND ARTICLES/BYLAW/CHARTER-ORGANIZATION RELATED Management For No No 3 AMEND STOCK OPTION PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 101 "4,500" "4,500" 6/18/04 FLAMEL TECHNOLOGIES S.A. FLML Annual Meeting Date: 06/22/2004 Issuer: 338488 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy O1 CHANGE STOCK EXCHANGE LISTING Management For No No O2 CHANGE STOCK EXCHANGE LISTING Management For No No O3 CHANGE STOCK EXCHANGE LISTING Management For No No O4 CHANGE STOCK EXCHANGE LISTING Management For No No O5 CHANGE STOCK EXCHANGE LISTING Management For No No O6 CHANGE STOCK EXCHANGE LISTING Management For No No O7 CHANGE STOCK EXCHANGE LISTING Management For No No O8 CHANGE STOCK EXCHANGE LISTING Management For No No O9 CHANGE STOCK EXCHANGE LISTING Management For No No O10 CHANGE STOCK EXCHANGE LISTING Management For No No O11 CHANGE STOCK EXCHANGE LISTING Management For No No E12 CHANGE STOCK EXCHANGE LISTING Management For No No E13 CHANGE STOCK EXCHANGE LISTING Management For No No E14 CHANGE STOCK EXCHANGE LISTING Management For No No 15 CHANGE STOCK EXCHANGE LISTING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "1,600" "1,600" 6/14/04 "TRANSKARYOTIC THERAPIES, INC." TKTX Annual Meeting Date: 06/22/2004 Issuer: 893735 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 100 "1,000" "1,000" 6/18/04 "ONYX PHARMACEUTICALS, INC." ONXX Annual Meeting Date: 06/23/2004 Issuer: 683399 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 AMEND INCENTIVE STOCK OPTION PLAN Management For No No 3 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 4 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 109 "1,200" "1,200" 6/18/04 AUTOBYTEL INC. ABTL Annual Meeting Date: 06/24/2004 Issuer: 05275N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT STOCK OPTION PLAN Management For No No 3 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 106 400 400 6/18/04 ORTHOFIX INTERNATIONAL N.V. OFIX Annual Meeting Date: 06/29/2004 Issuer: N6748L ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 ELECTION OF DIRECTORS Management For No No 2 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 3A APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 3B APPROVE CHARTER AMENDMENT Management For No No 4 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 5 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date AMER NATL INV ACCT SMALL/MID CAP PORTFOLIO 1856084300 102 900 900 6/25/04 SIGNATURES "Pursuant to the requirements of the Investment Company Act of 1940, the" registrant has duly caused this report to be signed on its behalf by the "undersigned, thereunto duly authorized." "(Registrant) American National Investment Accounts, Inc." By (Signature and Title) /s/ Brenda T. Koelemay " Brenda T. Koelemay, Vice President/Treasurer" Date: 8/26/04